Vanguard® Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (94.4%)
Alabama (1.0%)
	Alabama GO	4.000%	11/1/30	6,195	7,200
	Alabama GO	4.000%	11/1/31	6,445	7,469
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/39	1,135	1,518
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	300	393
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	325	423
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	500	594
	Birmingham AL GO, Prere.	5.000%	3/1/23	2,500	2,752
	Birmingham Water Works Board Water Revenue	5.000%	1/1/32	7,145	8,867
	Birmingham Water Works Board Water Revenue	5.000%	1/1/43	5,010	6,072
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	9/1/25	23,975	27,820
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	7/1/26	5,000	5,918
	Huntsville AL GO	5.000%	5/1/32	3,190	4,059
	Huntsville AL GO, Prere.	5.000%	5/1/21	325	329
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	5,000	5,908
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	3,000	3,665
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	10,346
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	12,044
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,545	18,519
[2,3]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	12,500	12,537
[3]	Jefferson County AL Sewer Revenue, 7.750% coupon rate effective 10/1/23	0.000%	10/1/46	1,100	1,123
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	9/1/25	4,200	4,867
	Selma Industrial Development Board Industrial Revenue	5.375%	12/1/35	2,000	2,074
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	1/1/24	1,255	1,387
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	3/1/24	3,335	3,707
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	7,040	8,830

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	4,505	5,383
[1]	University of South Alabama College & University Revenue	5.000%	10/1/29	1,000	1,246
[1]	University of South Alabama College & University Revenue	5.000%	10/1/30	1,020	1,265
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,232
[1]	University of South Alabama College & University Revenue	5.000%	10/1/32	750	920
[1]	University of South Alabama College & University Revenue	5.000%	10/1/33	1,435	1,754
					170,221
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	6,620	7,843
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/28	3,995	4,692
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/41	6,000	6,150
					18,685
Arizona (1.3%)
	Arizona Board of Regents College & University Revenue	4.000%	7/1/38	1,250	1,542
[4]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/48	3,200	3,659
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	1,000	1,302
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,960	2,582
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/30	2,000	2,722
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	1,000	1,388
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,387
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,651
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,391
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,791
[4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	2,500	2,694
	Arizona State University College & University Revenue	5.000%	7/1/37	1,000	1,136
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/35	4,480	5,316
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/43	11,690	13,722
	Glendale IDA Student Loan Revenue	5.000%	5/15/28	1,350	1,703
	Glendale IDA Student Loan Revenue	5.000%	5/15/29	500	643
	Glendale IDA Student Loan Revenue	5.000%	5/15/30	1,050	1,374
	Glendale IDA Student Loan Revenue	5.000%	5/15/31	425	554
	Glendale IDA Student Loan Revenue	5.000%	5/15/32	525	679
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/48	1,350	1,553
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	1,500	1,824
[4]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	3,500	3,978

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	6,171
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	4,000	4,877
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,000	6,173
	Maricopa County Industrial Development Authority Charter School Aid Revenue	4.000%	7/1/55	11,535	12,575
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/34	545	680
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/35	350	437
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/36	500	623
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/37	600	747
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/38	750	932
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/39	600	745
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/33	200	251
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/34	200	251
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/35	250	310
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/37	250	308
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/40	500	610
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	7,275	8,450
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	5,515	6,745
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	3,025	3,430
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	4,500	5,217
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/49	5,550	6,389
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	7,030	8,757
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/31	3,080	4,001
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/32	3,000	3,880
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/33	2,135	2,749
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/34	2,030	2,607
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/35	2,100	2,691
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/36	3,025	3,865
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/37	3,350	4,268
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/38	3,440	4,373
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/37	3,750	4,229
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/42	3,000	3,341
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/32	1,035	1,171
[5]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	1,155	1,507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	3,155	3,877
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	4,000	4,698
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	10,045	12,805
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/35	10,020	12,748
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	2,220	2,589
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	820	1,041
	University of Arizona College & University Revenue	5.000%	6/1/42	2,515	3,002
					209,711
Arkansas (0.1%)
	Rogers School District No. 30 GO	3.000%	2/1/30	4,660	5,002
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/33	1,895	2,123
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/34	2,360	2,640
	University of Arkansas College & University Revenue	5.000%	11/1/31	2,170	2,454
	University of Arkansas College & University Revenue	5.000%	11/1/32	2,855	3,222
					15,441
California (11.2%)
[6]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	5,000	4,329
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/31	8,450	7,152
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/33	12,130	9,715
	Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	13,543
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.250%	12/1/29	8,300	9,455
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	6,590	7,714
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	4,855	5,637
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/56	8,000	9,588
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	3,500	3,743
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,185
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	30	35
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	3,000	3,518
	California Educational Facilities Authority College & University Revenue	4.000%	1/1/39	10,000	11,191
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/45	14,000	16,216
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,050	1,656
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	3,000	4,772

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	19,450	31,691
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/49	5,000	5,936
	California GO	5.000%	10/1/29	5,000	5,849
	California GO	5.000%	10/1/30	12,600	14,729
	California GO	5.000%	9/1/31	15,050	18,788
[2]	California GO	5.250%	8/1/32	7,510	10,804
	California GO	5.000%	3/1/33	3,000	4,051
	California GO	5.000%	4/1/33	5,545	6,349
	California GO	4.000%	8/1/33	5,000	5,882
	California GO	5.000%	8/1/33	16,100	19,951
	California GO	5.000%	3/1/34	10,000	13,433
	California GO	5.000%	3/1/34	2,500	3,358
	California GO	5.000%	8/1/34	5,025	6,022
	California GO	5.000%	8/1/35	1,170	1,446
	California GO	5.000%	9/1/35	13,255	16,423
	California GO	5.000%	10/1/35	2,190	2,675
	California GO	4.000%	3/1/36	2,000	2,481
	California GO	5.000%	9/1/36	3,250	3,494
	California GO	3.000%	10/1/36	5,400	6,124
	California GO	3.000%	10/1/37	4,750	5,371
	California GO	3.000%	11/1/40	4,500	5,108
	California GO	3.000%	11/1/41	5,500	6,219
	California GO	4.000%	11/1/41	6,750	7,768
	California GO	5.000%	9/1/42	11,360	12,190
	California GO	5.000%	2/1/43	5,500	5,981
	California GO	5.000%	4/1/43	1,000	1,095
	California GO	5.000%	11/1/43	5,075	5,683
	California GO	5.000%	12/1/43	8,250	9,268
	California GO	5.000%	8/1/45	7,280	8,660
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,000	2,211
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,575	4,554
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	5,000	5,772
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	1,115	1,341
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,600	3,016
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/44	995	1,027
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	3,000	3,490
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	10,000	11,674
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	4,050	4,712
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	1,555	1,856
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	4,965	5,828
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	5,698
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	5,000	6,087
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	7,800	9,480

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	12,400	14,387
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	15,000	17,537
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	5,000	5,990
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	10,000	10,699
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	20,000	24,284
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	29,100	35,610
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue	5.000%	2/1/23	13,800	15,134
[8]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.740%	6/1/25	1,000	1,000
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/31	2,075	2,500
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	2,235	2,629
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	8,000	8,630
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,560	5,309
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,000	5,821
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/41	5,100	6,118
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	5,630	6,426
[5]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	6,000	8,139
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/30	1,320	1,505
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/31	1,000	1,359
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/31	5,035	6,805
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/32	1,000	1,352
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/32	7,280	8,240
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/33	1,395	1,875
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/34	1,500	2,009
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/37	14,705	15,501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,405
	California State University College & University Revenue	5.000%	11/1/34	2,020	2,532
	California State University College & University Revenue	5.000%	11/1/36	6,010	7,496
	California State University College & University Revenue	5.000%	11/1/37	1,025	1,360
	California State University College & University Revenue	5.000%	11/1/38	2,100	2,515
	California State University College & University Revenue	5.000%	11/1/42	5,000	6,160
	California State University College & University Revenue	5.000%	11/1/43	3,190	3,805
	California State University College & University Revenue	5.000%	11/1/45	1,020	1,226
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/51	26,320	28,730
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	24,250	25,555
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	1,910	2,028
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	3,002
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	4.000%	7/1/48	4,000	4,517
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,315	11,328
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	6,200	7,330
	Carlsbad Unified School District GO	3.125%	8/1/48	6,000	6,565
	Castro Valley Unified School District GO	4.000%	8/1/46	5,250	6,044
	Chabot-Las Positas Community College District GO	4.000%	8/1/42	4,940	5,745
	Chaffey Joint Union High School District GO	5.250%	8/1/47	3,290	4,015
[2]	Charter Oak Unified School District GO	5.000%	8/1/40	5,270	6,180
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,050	1,247
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/33	3,130	3,710
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/34	1,100	1,302
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/35	865	1,022
	Chino Valley Unified School District GO	5.000%	8/1/55	750	978
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/34	2,840	3,129
	Clovis Unified School District GO, Prere.	5.000%	8/1/23	2,390	2,678
	Coast Community College District GO	3.000%	8/1/39	4,300	4,732
	Coast Community College District GO, Prere.	4.000%	8/1/25	7,205	8,426
	Corona-Norco Unified School District GO, Prere.	5.000%	8/1/25	6,625	8,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corona-Norco Unified School District Special Tax Revenue	5.000%	9/1/32	1,500	1,677
[2]	East Side Union High School District GO	3.000%	8/1/34	4,600	5,022
	El Camino Community College District Foundation GO	4.000%	8/1/41	7,000	8,001
	El Dorado Irrigation District COP	4.000%	3/1/45	1,565	1,860
[2]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	1,480	1,701
	Elk Grove Unified School District GO	4.000%	8/1/48	21,670	24,952
	Escondido CA GO	5.000%	9/1/32	3,855	4,610
	Escondido CA Union School District GO	4.000%	8/1/47	7,500	8,628
	Foothill-De Anza Community College District GO	4.000%	8/1/34	2,185	2,563
	Foothill-De Anza Community College District GO	4.000%	8/1/35	2,000	2,335
	Foothill-De Anza Community College District GO	5.000%	8/1/36	1,645	1,903
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.750%	1/15/46	11,000	12,459
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/29	1,155	1,423
	Gavilan Joint Community College District GO	3.000%	8/1/45	10,215	11,045
	Gilroy Unified School District GO	4.000%	8/1/46	2,000	2,267
	Glendale CA Community College District GO	0.000%	8/1/33	1,405	1,097
	Glendale CA Community College District GO	5.000%	8/1/37	1,750	2,166
	Grossmont Union High School District GO	4.000%	8/1/29	1,775	2,103
	Grossmont Union High School District GO	4.000%	8/1/30	1,750	2,064
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	2,025	2,382
	Hartnell CA Community College District GO	3.000%	8/1/48	3,000	3,219
[1]	Hayward Unified School District GO	4.000%	8/1/43	8,500	9,965
[2]	Hayward Unified School District GO	4.000%	8/1/45	5,000	5,935
[1]	Hayward Unified School District GO	4.000%	8/1/48	6,100	7,098
[2]	Hayward Unified School District GO	4.000%	8/1/50	18,000	21,237
[1]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/44	1,200	1,401
[1]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/54	2,750	3,158
[1]	Jefferson Union High School District GO	5.000%	8/1/29	1,880	2,263
[1]	Jefferson Union High School District GO	5.000%	8/1/31	3,265	3,902
	Kern Community College District GO	3.000%	8/1/46	10,000	10,794
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/37	4,365	5,064
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/42	1,500	1,728
	Long Beach Unified School District GO	3.000%	8/1/47	5,000	5,427
	Los Angeles CA Unified School District GO	3.000%	1/1/34	4,785	5,393
	Los Angeles CA Unified School District GO	5.000%	7/1/35	375	474
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	6,000	7,594
	Los Angeles CA Unified School District GO	5.000%	7/1/36	535	675
	Los Angeles CA Unified School District GO	3.000%	7/1/45	5,600	6,057
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	4,090	4,881
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	4,815	5,734
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	7,600	8,634
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,000	1,252
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,000	1,248

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	9,150	11,841
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	1,600	1,986
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	8,215	10,602
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	10,500	12,725
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30	4,685	5,601
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31	7,180	8,577
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32	6,465	7,710
[5]	Los Angeles Department of Airports	5.000%	5/15/45	4,200	5,587
[5]	Los Angeles Department of Airports	5.000%	5/15/48	3,000	3,978
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	7,000	8,567
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,555	1,795
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,884
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	6,040	7,866
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	9,000	9,582
	Los Angeles Department of Water Revenue	5.000%	7/1/46	5,220	6,193
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	4,560	5,337
	Martinez Unified School District GO	4.000%	8/1/48	9,020	10,201
	Mesa Water District COP	4.000%	3/15/40	325	397
	Mesa Water District COP	4.000%	3/15/45	1,450	1,745
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	1,745	2,066
[6]	Modesto Irrigation District Electric Power & Light Revenue, ETM	6.500%	10/1/22	4,790	5,127
	Monterey Peninsula Unified School District GO	4.000%	8/1/41	5,000	5,715
	Monterey Peninsula Unified School District GO	4.000%	8/1/45	2,115	2,400
[3]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,025	3,590
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/40	350	416
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	4,930	5,728
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,745	1,770
	Newport Beach CA Health, Hospital, Nursing Home Revenue, Prere.	6.000%	12/1/21	3,500	3,670
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	5,520	6,662
	Oakland CA GO	5.000%	1/15/35	4,105	4,892
[2]	Oakland Unified School District GO	5.000%	8/1/29	1,540	1,846
[2]	Oakland Unified School District GO	5.000%	8/1/30	1,000	1,197
	Oxnard Union High School District GO	5.000%	8/1/45	2,505	3,150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palomar Health GO	0.000%	8/1/37	5,415	3,567
[9]	Palomar Health GO	7.000%	8/1/38	10,000	14,419
	Poway Unified School District GO	0.000%	8/1/51	20,000	8,675
	Riverside Community College District GO	5.000%	8/1/29	5,870	7,041
	Riverside Community College District GO	5.000%	8/1/30	5,555	6,663
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/29	9,420	11,418
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.250%	11/1/40	8,330	10,024
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.250%	11/1/45	10,000	11,983
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/33	4,345	4,996
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/34	4,000	4,589
	Riverside County Transportation Commission Highway Revenue	5.750%	6/1/44	3,000	3,258
	Riverside County Transportation Commission Highway Revenue	5.750%	6/1/48	1,000	1,084
[7]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/28	15,815	14,337
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	3,750	4,529
	San Bernardino County CA (Capital Facilities Projects) COP, ETM	6.875%	8/1/24	10,745	12,161
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	2,250	2,443
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	3,750	4,249
	San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,829
	San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,408
	San Diego CA Unified School District GO	0.000%	7/1/37	14,000	10,545
	San Diego CA Unified School District GO	4.000%	7/1/45	9,000	10,141
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,025	1,337
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,000	1,228
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	5,450	5,937
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	1,600	2,001
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	4,740	5,788
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/38	3,000	3,656
	San Dieguito Union High School District GO	4.000%	8/1/32	4,960	5,712
	San Dieguito Union High School District GO	4.000%	8/1/33	1,820	2,091
	San Dieguito Union High School District GO	4.000%	8/1/42	7,805	9,202
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/36	2,250	2,548
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	2,500	2,712
	San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,510
[4,10]	San Francisco CA City & County Multi-Family Housing Revenue TOB VRDO	0.620%	2/4/21	25,000	25,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/30	7,675	9,127
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	8,225	10,238
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	7,500	9,317
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	8,585	10,118
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	7,717
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	2,000	2,259
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	7,000	8,408
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	9,700	11,798
	San Francisco Community College District GO	3.000%	6/15/45	3,850	4,160
	San Francisco Community College District GO	4.000%	6/15/45	4,650	5,603
	San Francisco Unified School District GO	4.000%	6/15/35	1,000	1,197
	San Francisco Unified School District GO	4.000%	6/15/36	2,500	2,984
	San Francisco Unified School District GO	3.000%	6/15/39	2,000	2,184
	San Francisco Unified School District GO	3.000%	6/15/40	2,000	2,178
[2]	San Jacinto Unified School District COP	5.000%	9/1/37	1,850	2,416
[2]	San Jacinto Unified School District COP	5.000%	9/1/39	1,020	1,323
[7]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	9,250	8,650
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	1,400	1,582
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/44	1,650	1,837
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	3,750	4,168
	San Jose Evergreen Community College District GO	3.000%	9/1/35	1,225	1,374
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project)	5.000%	3/1/43	4,640	5,047
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	6,030	6,870
	San Mateo Union High School District GO	4.000%	9/1/31	6,240	7,214
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,553
	San Ramon Valley CA Unified School District GO	4.000%	8/1/33	2,200	2,527
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,930
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	2,635	3,065
	Santa Ana Unified School District GO	4.000%	8/1/48	1,430	1,663
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,500	2,722
	Santa Clara Unified School District GO	4.000%	7/1/41	10,000	11,604
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/50	6,000	7,207
[2]	Santa Rosa High School District GO	5.000%	8/1/43	3,265	3,946
[2]	Simi Valley Unified School District GO	0.000%	8/1/29	1,495	1,336
	Solano County Community College District GO	3.000%	8/1/50	3,000	3,164
	Southwestern Community College District GO	5.000%	8/1/44	7,800	9,158
	State Center Community College District GO	3.000%	8/1/39	2,600	2,918
	State Center Community College District GO	3.000%	8/1/41	5,250	5,857

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Stockton Unified School District GO	5.000%	8/1/42	4,650	5,276
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	5,000	5,960
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	7,800	9,229
[1]	Twin Rivers Unified School District GO, Prere.	5.000%	2/1/24	2,000	2,284
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/45	1,375	1,500
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/50	1,500	1,626
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,907
	United Water Conservation District COP	4.000%	10/1/50	2,150	2,493
	University of California College & University Revenue	4.000%	5/15/35	5,000	5,650
	University of California College & University Revenue	5.000%	5/15/35	10,045	12,633
	University of California College & University Revenue	5.250%	5/15/37	3,000	3,464
	University of California College & University Revenue	5.000%	5/15/38	20,025	22,083
	University of California College & University Revenue	5.000%	5/15/38	1,000	1,279
	University of California College & University Revenue	5.250%	5/15/38	10,000	11,542
	University of California College & University Revenue	5.000%	5/15/44	4,000	4,560
	University of California College & University Revenue	5.000%	5/15/46	3,105	3,738
	University of California College & University Revenue	4.000%	5/15/47	9,000	10,371
	University of California College & University Revenue	4.000%	5/15/47	35,000	42,237
	University of California College & University Revenue	4.000%	5/15/50	6,500	7,815
	University of California College & University Revenue	5.000%	5/15/58	15,000	18,710
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	2,150	2,698
	Vacaville Unified School District GO	4.000%	8/1/45	1,000	1,171
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/31	5,110	6,119
	Washington Township Health Care District GO	5.500%	8/1/38	5,125	5,811
	West Contra Costa Unified School District GO	5.000%	8/1/45	8,280	9,636
	West Contra Costa Unified School District GO	5.000%	8/1/45	4,250	4,946
[2]	Western Placer Unified School District COP	4.000%	8/1/41	5,365	5,987
[1]	Western Placer Unified School District GO	4.000%	8/1/47	5,000	5,752
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	10,500	11,863
					1,842,281
Colorado (2.3%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	8,000	9,929
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/30	1,100	1,267
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/31	1,515	1,740
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/41	2,000	2,389
[2]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/45	825	979

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/50	1,180	1,394
	Colorado COP	4.000%	11/1/30	12,675	13,742
	Colorado COP	5.000%	9/1/33	1,500	2,039
	Colorado COP	5.000%	12/15/33	4,760	6,512
	Colorado COP	4.000%	12/15/34	4,980	6,235
	Colorado COP	4.000%	3/15/44	3,700	4,372
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/38	1,000	1,227
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/48	2,500	2,774
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/55	5,000	6,224
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/43	4,750	5,684
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/47	7,035	8,369
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	3,020	3,875
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,749
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,500	4,070
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,625	1,885
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,200	1,541
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	7,500	9,021
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	19,750	24,426
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/49	5,695	6,473
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	2/1/21	4,000	4,000
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	5,000	5,442
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	3,850	4,352
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	7,750	8,745
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	15,000	16,897
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	15,000	18,307
[2]	Commerce City CO Sales Tax Revenue	5.000%	8/1/44	4,000	4,534
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/43	8,000	8,841
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/43	5,000	6,219
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	10,605	12,518
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	7,415	8,752
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	20,775	20,514
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	9,700	9,372
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,120	3,665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	6,560	5,684
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	1,400	1,592
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	5.000%	12/15/30	5,300	6,443
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	4.000%	12/15/31	4,515	5,145
	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/46	5,750	6,948
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,963
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/32	5,000	7,193
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/36	4,440	5,398
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/32	2,000	2,678
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/33	1,865	2,487
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/34	2,560	3,405
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/35	1,860	2,466
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/36	2,845	3,759
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/37	4,085	5,382
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/38	4,440	5,834
	Thornton CO COP	4.000%	12/1/39	7,305	8,583
	University of Colorado College & University Revenue	4.000%	6/1/34	4,285	5,105
	University of Colorado College & University Revenue	4.000%	6/1/38	10,000	11,716
	University of Colorado College & University Revenue	4.000%	6/1/39	5,500	6,430
	Weld County School District No. 6 Greeley GO	5.000%	12/1/33	4,095	5,501
	Weld County School District No. 6 Greeley GO	5.000%	12/1/34	3,255	4,362
	Weld County School District No. 6 Greeley GO	5.000%	12/1/36	4,155	5,531
					375,679
Connecticut (0.7%)
	Connecticut GO	5.000%	2/15/25	1,900	2,252
	Connecticut GO	5.000%	4/15/26	3,000	3,705
	Connecticut GO	5.000%	2/15/27	2,000	2,525
	Connecticut GO	5.000%	4/15/28	5,000	6,506
	Connecticut GO	5.000%	10/15/31	1,850	1,990
	Connecticut GO	4.000%	6/1/33	850	1,057
	Connecticut GO	5.000%	10/15/33	4,500	5,514
[1]	Connecticut GO	5.000%	4/15/34	2,120	2,770
	Connecticut GO	4.000%	6/1/34	2,500	3,094
	Connecticut GO	4.000%	6/15/34	4,000	4,490
	Connecticut GO	4.000%	6/1/35	4,470	5,508
	Connecticut GO	4.000%	6/1/36	1,000	1,225
	Connecticut GO	4.000%	6/1/38	750	909
	Connecticut GO	3.000%	1/15/39	4,710	5,237
[1]	Connecticut GO	5.000%	4/15/39	5,050	6,501
	Connecticut GO	3.000%	1/15/40	4,790	5,304
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/32	840	860

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	705	732
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	4,000	4,398
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	5,085	6,469
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	2,025	2,402
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	6,515	7,251
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	10	13
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	3,250	4,322
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	7,010	8,039
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	10,000	11,225
Metropolitan District GO	5.000%	7/15/33	1,045	1,312
Metropolitan District GO	5.000%	7/15/36	1,750	2,180
Metropolitan District GO	4.000%	7/15/37	1,000	1,177
Metropolitan District GO	4.000%	7/15/40	1,115	1,303
Rocky Hill CT GO	3.000%	1/15/35	1,615	1,783
Rocky Hill CT GO	3.000%	1/15/36	1,565	1,723
University of Connecticut College & University Revenue	5.000%	2/15/32	1,110	1,285
University of Connecticut College & University Revenue	5.000%	2/15/33	2,415	2,788
				117,849
Delaware (0.2%)
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,000	1,021
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	310	316
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/40	4,040	4,610
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/43	5,000	5,663
Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	8,940	10,294
University of Delaware College & University Revenue	5.000%	11/1/41	2,490	3,803
University of Delaware College & University Revenue	5.000%	11/1/42	1,090	1,677
University of Delaware College & University Revenue	5.000%	11/1/43	1,540	2,387
University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	1,990	2,207
University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	1,000	1,109
				33,087
District of Columbia (1.8%)
District of Columbia Charter School Aid Revenue	5.000%	6/1/50	1,500	1,768
District of Columbia Charter School Aid Revenue	5.000%	6/1/55	1,000	1,169
District of Columbia College & University Revenue	5.000%	10/1/47	7,000	8,125
District of Columbia GO	5.000%	6/1/28	2,750	3,297
District of Columbia GO	5.000%	6/1/32	4,500	5,169
District of Columbia GO	4.000%	6/1/34	8,000	9,438

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia GO	5.000%	10/15/37	5,000	6,532
	District of Columbia GO	5.000%	6/1/38	10,025	11,430
	District of Columbia GO	5.000%	6/1/42	5,235	6,537
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	9,235	10,991
[4]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	12,000	12,000
	District of Columbia Income Tax Revenue	5.000%	3/1/34	8,020	10,831
	District of Columbia Income Tax Revenue	5.000%	3/1/36	5,325	7,149
	District of Columbia Income Tax Revenue	4.000%	3/1/37	9,675	11,832
	District of Columbia Income Tax Revenue	4.000%	3/1/39	20,000	24,328
	District of Columbia Income Tax Revenue	4.000%	3/1/45	1,015	1,221
	District of Columbia Income Tax Revenue	4.000%	5/1/45	7,000	8,440
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	5,860	7,134
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	8,705	10,549
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/37	10,000	10,743
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	1,000	1,224
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	52,060	58,711
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,950	6,724
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	22,755	25,545
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/53	7,500	7,801
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,532
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,300	1,589
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,000	1,219
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	5,025	5,945
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/32	3,885	5,285
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/39	7,500	9,919
					294,177
Florida (4.0%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	10,075	11,510
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	6,000	6,805
	Broward County FL Half-Cent Sales Tax Revenue Sales Tax Revenue	4.000%	10/1/38	3,000	3,740
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	3,270	3,591
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,400	1,531
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/55	845	994
	Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	10,930
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	3,470	4,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,627
	Florida GO	4.000%	6/1/33	15,995	18,329
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue	4.000%	2/1/35	350	425
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue	4.000%	2/1/36	400	485
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue	4.000%	2/1/37	400	483
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue	3.000%	2/1/39	785	853
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	3,185	3,619
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.000%	7/1/51	7,000	7,768
	Florida Lottery Revenue	5.000%	7/1/26	6,750	8,467
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/33	6,075	7,646
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	8,075	10,103
[1]	Herons Glen Recreation District	4.000%	5/1/45	515	584
[1]	Herons Glen Recreation District	4.000%	5/1/50	1,000	1,126
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	6,445	7,983
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	13,130	15,879
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/45	2,000	2,327
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/50	5,550	6,390
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/55	8,925	10,230
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,440	1,757
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,217
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	5.000%	11/1/50	5,000	6,157
	Jacksonville FL Sales Tax Revenue, Prere.	5.000%	10/1/22	2,000	2,161
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,300	1,660
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,630	2,020
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,015	2,367
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	2,500	2,845
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	8,600	10,042
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,940	8,181
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/31	1,015	1,215
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/31	1,635	1,942
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/40	1,850	2,169
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/47	5,000	5,321
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	5,000	5,484

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/32	2,905	3,511
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,500	1,805
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/34	1,640	1,968
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/35	1,770	2,117
[2,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/36	3,490	4,300
[2,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/37	3,000	3,751
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,285	2,426
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/32	7,095	8,745
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/41	20,480	24,902
	Miami-Dade County FL (Building Better Communities Program) GO, Prere.	5.000%	7/1/21	2,315	2,362
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	2,250	2,710
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/35	3,600	4,390
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/40	5,405	6,492
	Miami-Dade County FL GO	3.000%	7/1/34	10,330	12,070
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	3,370	4,125
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	10	11
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,775	4,609
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	12,610	15,358
	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	10,000	10,813
	Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	2,560	2,768
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/32	11,860	13,913
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/37	4,885	5,307
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	7,575	8,098
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	4,830	5,776
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	6,545	7,788
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	10,000	11,899
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	885	1,067
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	10,000	9,709
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.750%	10/1/32	5,150	5,838
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.500%	10/1/42	5,000	5,553
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	4,575	5,416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	13,555	15,769
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/32	5,095	6,817
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	7,500	8,190
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue Prere.	5.000%	4/1/22	6,940	7,326
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue Prere.	5.000%	4/1/22	2,090	2,206
[2]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/36	2,335	2,897
[2]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/38	3,160	3,903
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/32	1,500	1,661
[3]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	7,558
[3]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	9,546
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,955	10,003
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,750	6,738
	Palm Beach County School District COP	5.000%	8/1/31	10,000	11,495
[2]	Pasco County School Board COP	5.000%	8/1/33	2,050	2,710
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/48	3,285	3,734
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.125%	12/15/53	2,355	2,687
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/42	12,000	14,592
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Sunnyside Village Project)	5.000%	5/15/48	3,550	3,956
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	18,395
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	16,535	20,060
	St. Johns River Power Park Electric Power & Light Revenue	5.000%	10/1/37	4,500	4,512
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.250%	7/1/44	3,000	3,286
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	3,370	4,062
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,610	3,139
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/32	2,250	2,702
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/33	5,280	6,332
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	6,860	7,591
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	7,407	7,829
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,130	3,672

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,000	1,071
Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,700	1,815
Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,050	2,185
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	400	275
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/36	2,000	1,317
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/38	3,000	1,799
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/41	1,200	625
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/42	1,150	570
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	2,150	930
Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	4,655	5,631
Tohopekaliga Water Authority Water Revenue, Prere.	5.750%	10/1/21	1,525	1,582
Tohopekaliga Water Authority Water Revenue, Prere.	5.750%	10/1/21	1,600	1,660
Tohopekaliga Water Authority Water Revenue, Prere.	5.750%	10/1/21	1,750	1,816
Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/49	7,500	9,207
West Palm Beach FL Appropriations Revenue	5.000%	10/1/37	10,655	13,040
West Palm Beach FL Appropriations Revenue	5.000%	10/1/40	11,000	13,360
				665,823
Georgia (2.5%)
Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/40	2,500	2,842
Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/44	5,500	6,215
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/33	2,615	2,715
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/33	5,025	5,218
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/34	2,750	2,854
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,189
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/37	6,010	6,231
Board of Water Light & Sinking Fund Commissioners of The City of Dalton Electric Power & Light Revenue	4.000%	3/1/33	1,370	1,673
Board of Water Light & Sinking Fund Commissioners of The City of Dalton Electric Power & Light Revenue	4.000%	3/1/38	1,250	1,498
Board of Water Light & Sinking Fund Commissioners of The City of Dalton Electric Power & Light Revenue	4.000%	3/1/39	1,430	1,709
Board of Water Light & Sinking Fund Commissioners of The City of Dalton Electric Power & Light Revenue	4.000%	3/1/40	1,000	1,193
Board of Water Light & Sinking Fund Commissioners of The City of Dalton Electric Power & Light Revenue	4.000%	3/1/41	1,000	1,189
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,000	11,867
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/45	1,120	1,356
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/50	1,450	1,737

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	3,275	3,746
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	7,425	8,941
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/47	6,510	7,777
	Columbus GA Water & Sewerage Water Revenue, Prere.	5.000%	5/1/23	1,000	1,109
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	4,990	6,313
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/34	785	909
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/35	1,000	1,155
[7]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	4,205	4,772
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/36	3,060	3,148
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,185	1,433
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,360	1,640
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	1,203
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,750	2,148
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	15,000	17,700
	Forsyth County School District GO	5.000%	2/1/38	2,000	2,531
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,875	2,152
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49	10,000	11,638
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,400	5,802
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	4.000%	2/15/42	5,000	5,623
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/45	5,000	5,929
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.500%	8/15/54	10,000	11,654
	Gainesville School District GO	4.000%	11/1/33	1,000	1,273
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,824
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	4,365	4,718
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/39	7,000	7,510
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,175	3,638
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/50	4,000	5,064
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	5,250	6,367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	2,000	2,263
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	284
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	24,000	29,165
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	6,400	7,734
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	4,500	5,407
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	13,750	16,563
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	11,500	13,896
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	2,010	2,459
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	3,000	3,549
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	3,420	4,022
	Henry County School District GO	4.000%	8/1/30	5,020	5,919
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/25	15,000	18,311
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,567
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,771
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	2,500	3,057
[10]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	6/1/23	2,030	2,214
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/24	19,615	22,208
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	6/1/26	6,725	7,913
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/34	5,420	6,255
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	12,000	14,692
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	15,835	19,348
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/31	5,000	6,881
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	3,250	4,447
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/34	4,320	5,864
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/34	5,000	5,633
					406,625
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	1,315	1,571
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,500	1,787
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,040	1,237
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,000	1,186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/50	3,000	3,718
	Guam Income Tax Revenue	5.000%	12/1/46	1,500	1,700
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	3,305	3,767
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,588
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	2,375	2,783
					19,337
Hawaii (1.0%)
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.500%	7/1/38	4,360	4,790
	Hawaii GO	4.000%	10/1/27	3,745	4,340
	Hawaii GO	4.000%	10/1/30	15,460	18,113
	Hawaii GO	4.000%	4/1/31	7,500	8,663
	Hawaii GO	4.000%	10/1/31	6,770	7,906
	Hawaii GO	5.000%	1/1/33	3,140	4,004
	Hawaii GO	4.000%	10/1/33	3,770	4,306
	Hawaii GO	5.000%	1/1/35	7,740	9,818
	Hawaii GO	5.000%	1/1/37	18,720	23,546
	Hawaii GO	5.000%	1/1/38	7,015	8,804
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/39	1,855	2,269
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	2,770	3,526
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,155	4,006
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,565	3,251
	Honolulu HI City & County GO	4.000%	10/1/32	4,980	5,715
	Honolulu HI City & County GO	5.000%	10/1/32	6,845	8,213
	Honolulu HI City & County GO	4.000%	7/1/44	2,375	2,863
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	9,610	10,995
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	1,000	1,241
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/36	2,490	3,071
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/42	7,500	8,798
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	10,000	12,054
					160,292
Idaho (0.2%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,260	1,540
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/36	4,200	5,224
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/37	3,060	3,792
[4]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	7,206
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47	15,180	17,892
					35,654

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois (5.8%)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/28	550	510
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/33	1,000	1,204
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/34	2,000	2,527
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/34	1,000	1,207
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/35	1,290	1,551
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/36	1,575	1,888
[7]	Chicago Board of Education GO	5.500%	12/1/26	5,895	6,714
[7]	Chicago Board of Education GO	0.000%	12/1/27	9,100	8,148
[7]	Chicago Board of Education GO	0.000%	12/1/30	5,000	4,089
[7,11]	Chicago Board of Education GO	0.000%	12/1/30	5,000	4,089
[6]	Chicago Board of Education GO	5.500%	12/1/30	3,640	4,893
[7]	Chicago Board of Education GO	0.000%	12/1/31	15,000	11,873
[7,11]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,927
[2]	Chicago Board of Education GO	5.000%	12/1/31	625	791
[2]	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,889
[2]	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,244
	Chicago Board of Education GO	5.000%	12/1/35	2,560	3,223
	Chicago Board of Education GO	5.000%	12/1/36	2,800	3,519
	Chicago Board of Education GO	5.000%	12/1/37	3,000	3,767
	Chicago Board of Education GO	5.000%	12/1/39	2,250	2,816
	Chicago Board of Education GO	5.000%	12/1/41	1,600	1,995
	Chicago Board of Education GO	5.250%	12/1/41	3,140	3,229
	Chicago Board of Education GO	5.000%	12/1/44	5,000	5,844
	Chicago Board of Education GO	5.000%	12/1/46	12,000	13,987
	Chicago Board of Education GO	5.000%	12/1/46	5,000	5,939
[4]	Chicago Board of Education GO	7.000%	12/1/46	1,815	2,361
	Chicago IL GO	5.000%	1/1/26	2,390	2,730
	Chicago IL GO	5.000%	12/1/32	1,400	1,775
	Chicago IL GO	5.000%	1/1/34	8,000	8,667
	Chicago IL GO	5.000%	1/1/38	2,000	2,254
	Chicago IL GO	5.000%	1/1/39	3,735	4,426
	Chicago IL GO	5.000%	1/1/40	10,775	12,747
	Chicago IL GO	5.000%	1/1/44	2,645	3,098
	Chicago IL GO	5.500%	1/1/49	12,390	14,945
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	1,500	1,659
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,000	2,455
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/44	9,750	10,731
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	2,500	2,924
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	7,500	8,412
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	7,800	8,654
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	2,015	2,232
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	26,870	31,310
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,615	6,498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,611
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	6,502
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	3,000	3,627
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	15,000	18,231
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	2,300	2,771
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	12,111
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,000	1,201
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,100	1,321
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	7,025	8,291
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	3,400	3,995
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	12,000	14,570
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	9,000	9,680
	Chicago Park District GO	5.500%	1/1/33	2,000	2,216
	Chicago Park District GO	5.000%	1/1/36	4,000	4,118
[1]	Chicago Park District GO	5.000%	1/1/40	6,505	7,494
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	8,000	9,925
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	5,119
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	9,500	10,962
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	6,400	6,674
	Cook County Community College District No. 508 GO	5.125%	12/1/38	4,250	4,666
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/47	7,500	8,799
	Cook County Forest Preserve District GO	5.000%	12/15/32	1,000	1,061
	Cook County Forest Preserve District GO	5.000%	12/15/37	2,500	2,646
	Cook County IL GO	5.000%	11/15/31	450	605
	Cook County IL GO	5.000%	11/15/32	295	394
	Cook County IL GO	5.000%	11/15/33	290	385
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	13,860	15,522
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	790	813
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	10,000	11,470
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,131
	Illinois Finance Authority College & University Revenue	5.000%	7/1/42	2,000	2,117
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,080	3,454
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	1,110	1,241
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,840

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	5,000	6,036
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	2,800	3,123
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,120	2,832
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,670	3,078
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,000	3,686
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	3,000	3,673
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,421
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	8/15/41	5,000	5,126
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	8/15/41	1,500	1,539
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/43	2,840	2,980
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	805	928
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	225	244
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	20,000	23,603
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	5,000	5,715
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	17,500	19,960
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/47	9,065	9,530
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	4,025
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,500	2,795
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/55	3,400	3,770
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	6,000	6,373
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	410	455
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/23	1,310	1,458
	Illinois Finance Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	45	47
	Illinois Finance Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	4,005	4,214
	Illinois GO	5.000%	3/1/21	4,000	4,014
	Illinois GO	5.000%	8/1/21	7,000	7,153
	Illinois GO	5.000%	12/1/22	7,450	8,014
	Illinois GO	5.000%	10/1/23	10,000	11,064
	Illinois GO	5.000%	11/1/23	4,860	5,325
	Illinois GO	5.000%	11/1/23	5,000	5,547
	Illinois GO	5.000%	8/1/24	9,000	9,537
	Illinois GO	5.000%	2/1/25	2,065	2,297
	Illinois GO	5.500%	7/1/25	2,950	3,261
	Illinois GO	5.000%	8/1/25	5,110	5,408
	Illinois GO	5.000%	11/1/26	20,125	23,734
	Illinois GO	5.000%	1/1/27	3,510	4,095
	Illinois GO	5.000%	6/1/27	1,010	1,189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	9/1/27	2,000	2,428
	Illinois GO	5.000%	10/1/27	4,000	4,864
	Illinois GO	5.000%	11/1/27	3,080	3,698
	Illinois GO	5.000%	12/1/27	500	610
	Illinois GO	5.000%	10/1/28	8,000	9,897
	Illinois GO	5.000%	11/1/28	4,710	5,621
	Illinois GO	5.000%	10/1/29	2,000	2,445
	Illinois GO	5.000%	11/1/29	11,865	14,071
	Illinois GO	5.500%	1/1/30	445	575
	Illinois GO	5.000%	5/1/30	545	656
	Illinois GO	5.250%	7/1/30	5,000	5,427
	Illinois GO	5.000%	10/1/30	1,500	1,820
	Illinois GO	5.000%	5/1/32	2,340	2,796
[2]	Illinois GO	5.250%	2/1/33	5,200	5,705
[2]	Illinois GO	5.500%	7/1/33	3,350	3,635
	Illinois GO	4.000%	12/1/33	4,000	4,441
[2]	Illinois GO	5.250%	2/1/34	3,125	3,424
	Illinois GO	4.250%	12/1/37	4,500	5,007
	Illinois Sales Tax Revenue	5.000%	6/15/27	3,145	3,667
	Illinois Sales Tax Revenue	4.000%	6/15/30	4,410	4,828
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	3,149
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,000	3,875
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	10,000	11,192
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,829
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	1,210	1,494
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,169
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	16,725	19,800
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	14,000	17,168
[5]	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	150	188
[5]	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	500	622
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,715	2,583
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/25	10,000	9,427
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	17,500	13,947
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	17,500	13,718
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	7,500	5,777
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	7,500	5,580
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	10,350	7,574
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	4,870	3,449
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	4,500	2,909
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	5,000	2,839

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	6,000	3,143
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	5,500	1,873
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.500%	6/15/53	1,000	1,138
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	10,000	10,942
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	6,000	7,155
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	6/15/42	3,965	4,165
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	11,500	4,609
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	7,500	7,787
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	6,375	7,706
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	6.000%	6/1/21	15,000	15,294
	Springfield IL Water Revenue, Prere.	5.000%	3/1/22	8,000	8,422
	University of Illinois College & University Revenue	5.500%	4/1/31	3,000	3,022
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/27	115	122
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/29	9,100	9,621
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	16,500	13,185
					946,641
Indiana (1.0%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,215	11,128
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/38	3,000	3,620
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	12,815	14,927
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	11/15/41	10,000	10,936
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	13,000	15,050
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,224
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/39	2,770	3,029
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	6,130	7,281
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	12,610	14,933
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	8,780	10,375
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,946
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,488
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	8,041
	Indiana Finance Authority Water Revenue	5.000%	10/1/41	11,335	13,559
	Indiana Finance Authority Water Revenue	5.000%	10/1/46	7,140	8,493

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.750%	2/1/36	8,800	8,917
IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/36	1,805	1,997
IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/37	1,860	2,052
IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/38	1,500	1,649
Northern Indiana Commuter Transportation District Transit Revenue	5.000%	7/1/32	1,300	1,550
Purdue University College & University Revenue	5.000%	7/1/32	6,945	8,116
Purdue University College & University Revenue	5.000%	7/1/33	5,575	6,500
Purdue University College & University Revenue	5.000%	7/1/34	4,810	5,599
				169,410
Iowa (0.2%)
Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	810	835
Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	15,000	16,632
Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/22	7,240	8,085
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,375	3,826
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,450	6,119
Polk County IA GO	5.000%	6/1/24	2,425	2,809
				38,306
Kansas (0.3%)
Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/30	5,000	5,892
Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	4,000	4,711
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/29	2,275	2,487
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/30	4,165	4,543
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/31	4,975	5,426
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/32	5,225	5,700
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/33	1,610	1,757
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/34	1,590	1,731
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/35	16,585	18,033
				50,280
Kentucky (0.7%)
Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	375	417
Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	375	416
Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	6,240	6,401

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	6,700	7,930
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	5,300	6,197
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,000	1,270
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	725	918
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	4,350	4,933
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/2/24	12,310	13,623
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	10/1/24	11,475	12,916
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	3/1/25	5,515	6,298
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	3/1/25	470	537
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	3/1/26	4,310	5,037
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	5.750%	7/1/49	12,625	13,933
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.000%	7/1/53	5,000	5,543
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.450% coupon rate effective 7/1/23	0.000%	7/1/34	2,010	2,389
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.750% coupon rate effective 7/1/23	0.000%	7/1/43	10,000	11,739
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/35	1,000	1,162
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/38	1,000	1,150
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,500	1,911
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.750%	10/1/42	13,020	14,421
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	1,065	1,133
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,620	1,759
					122,033
Louisiana (0.7%)
[2]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/30	1,420	1,771
[2]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/32	1,580	1,955
[2]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/26	3,185	3,808
[2]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/28	1,280	1,519
[2]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/31	1,280	1,510
[2]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/32	1,520	1,782

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/34	1,180	1,376
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	5,180	5,805
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/30	13,065	16,650
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	4,265	4,874
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,380	3,021
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,500	3,165
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,630	3,321
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	3,245	4,034
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	12,336
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/49	5,000	5,819
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/25	5,000	6,052
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/28	4,000	4,371
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/29	3,135	3,414
	Louisiana State University & Agricultural & Mechanical College College & University Revenue	5.000%	7/1/24	1,000	1,111
	Louisiana State University & Agricultural & Mechanical College College & University Revenue	5.000%	7/1/25	505	560
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/36	1,305	1,598
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/37	1,510	1,845
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/41	2,000	2,423
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	4,000	4,184
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,215	1,251
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	1,625	1,702
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/35	1,710	2,149
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/48	5,000	6,060
					109,466
Maine (0.3%)
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/35	895	1,024
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/36	1,000	1,138
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/33	5,000	6,080
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/38	4,010	4,382

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	5,100	5,663
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,745
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,020	3,658
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/34	1,660	1,989
Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,520	1,781
Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,600	1,935
Maine Turnpike Authority Highway Revenue	3.000%	7/1/38	3,155	3,464
Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	1,850	2,162
Maine Turnpike Authority Highway Revenue	3.000%	7/1/39	3,310	3,622
Maine Turnpike Authority Highway Revenue	3.000%	7/1/40	2,470	2,694
Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/36	1,355	1,556
				43,893
Maryland (2.5%)
Anne Arundel County MD GO	5.000%	4/1/26	1,155	1,331
Anne Arundel County MD GO	5.000%	10/1/26	1,090	1,328
Anne Arundel County MD GO	5.000%	10/1/31	3,615	4,518
Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,593
Anne Arundel County MD GO	5.000%	10/1/32	3,615	4,501
Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,646
Anne Arundel County MD GO	5.000%	10/1/33	3,615	4,488
Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,595
Baltimore County MD GO	5.000%	8/1/30	5,000	5,791
Baltimore County MD GO	5.000%	3/1/33	5,035	6,645
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	5,000	5,703
Frederick County MD Tax Allocation Revenue	3.750%	7/1/39	1,410	1,464
Howard County MD GO	4.000%	2/15/33	8,200	9,718
Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	10,585	11,850
Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/50	12,000	13,407
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	7,500	8,590
Maryland Department of Transportation Lease Revenue	4.000%	12/1/32	3,650	4,327
Maryland GO	5.000%	3/15/25	4,715	5,641
Maryland GO	4.000%	8/1/25	5,325	6,225
Maryland GO	5.000%	8/1/25	10,500	12,745
Maryland GO	4.000%	6/1/29	25,000	27,903
Maryland GO	5.000%	8/1/32	14,035	19,356
Maryland GO	4.000%	3/15/33	16,020	19,882
Maryland GO	5.000%	8/1/34	15,000	20,500
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	1,575	2,134
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,000	2,606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	300	365
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	3,140	3,732
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	155	177
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	10,000	11,022
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	7,815
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	7.000%	7/1/22	5,525	5,965
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	3,000	4,556
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/37	5,000	6,161
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/39	4,250	5,250
	Montgomery County MD GO	4.000%	12/1/34	15,000	16,309
	Montgomery County MD GO	3.750%	11/1/38	16,500	19,560
	Prince George's County MD COP	5.000%	10/1/43	15,780	20,026
	Prince George's County MD GO	5.000%	7/15/33	20,250	26,409
	Prince George's County MD GO	5.000%	7/15/34	18,740	24,374
	Prince George's County MD GO	5.000%	7/15/39	2,805	3,617
	Prince George's County MD GO	5.000%	7/15/40	1,500	1,931
	University System of Maryland College & University Revenue	5.000%	4/1/30	6,180	7,931
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/32	14,725	17,646
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/34	7,315	8,068
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/47	9,520	11,020
					410,421
Massachusetts (3.7%)
	Commonwealth of Massachusetts GO	5.000%	5/1/26	10,000	12,466
	Commonwealth of Massachusetts GO	5.000%	5/1/30	11,650	13,442
	Commonwealth of Massachusetts GO	4.000%	9/1/31	12,500	14,720
	Commonwealth of Massachusetts GO	5.000%	5/1/32	11,000	12,673
	Commonwealth of Massachusetts GO	4.000%	9/1/32	7,620	8,941
	Commonwealth of Massachusetts GO	5.000%	5/1/33	11,000	12,666
	Commonwealth of Massachusetts GO	3.000%	11/1/35	3,000	3,326
	Commonwealth of Massachusetts GO	5.000%	1/1/38	5,200	6,633
	Commonwealth of Massachusetts GO	3.000%	11/1/38	2,000	2,265
	Commonwealth of Massachusetts GO	3.000%	7/1/39	5,000	5,632
	Commonwealth of Massachusetts GO	3.000%	11/1/39	1,700	1,920
	Commonwealth of Massachusetts GO	5.000%	7/1/40	1,250	1,487
	Commonwealth of Massachusetts GO	3.000%	11/1/40	10,000	11,264
	Commonwealth of Massachusetts GO	5.000%	7/1/41	3,845	5,092
	Commonwealth of Massachusetts GO	5.000%	7/1/45	30,000	39,210
	Commonwealth of Massachusetts GO	5.000%	11/1/46	3,000	3,804
	Commonwealth of Massachusetts GO	3.000%	3/1/47	20,000	21,908
	Commonwealth of Massachusetts GO	4.000%	5/1/48	10,000	11,699

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	9/1/48	15,000	19,117
	Commonwealth of Massachusetts GO	2.750%	3/1/50	13,225	14,058
	Commonwealth of Massachusetts GO, Prere.	5.000%	8/1/21	9,855	10,096
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	7,190	9,075
	Harvard MA GO	3.000%	8/15/36	1,260	1,415
	Harvard MA GO	3.000%	8/15/37	1,210	1,356
	Hingham MA GO	3.000%	2/15/34	800	911
	Hingham MA GO	3.000%	2/15/35	1,000	1,133
	Hingham MA GO	3.000%	2/15/36	810	912
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	1,000	1,448
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,702
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,715	9,805
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,055	2,548
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,000	3,777
	Massachusetts Bay Transportation Authority Transit Revenue	7.000%	3/1/21	1,995	2,006
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	24,745	30,503
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	2,000	3,040
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	4,800	5,611
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	5,000	5,246
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	3,015	3,570
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	5,000	5,733
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	5,000	5,963
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	3,500	4,353
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,845	5,209
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,270	4,167
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	40	54
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,760	5,548
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	40	54
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	60
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	60
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	255	336
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,990	2,177
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,250	1,513
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	85	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	5,000	5,554
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,790	3,335
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	315	375
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	3,000	3,268
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	6,695	8,085
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	7,500	8,914
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	10,200	11,200
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	5,233
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	1,000	1,043
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	7,530	8,113
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/24	500	573
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/25	750	894
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	8,800	10,005
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	13,340	15,669
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/36	5,000	5,969
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	5,000	5,648
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/39	12,120	16,174
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/40	7,000	8,628
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	14,820	19,497
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	3,075	3,775
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	7,500	9,451
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/49	27,000	32,366
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	10,000	13,071
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	4.750%	8/15/25	1,660	1,992
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	9,745	12,067
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	5,640	6,984
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	2,000	2,469
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	1,145	1,497
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/34	4,000	5,216
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,500	4,553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	820	840
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	180	184
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.250%	7/1/36	4,500	4,585
[2]	Springfield MA GO	3.000%	3/1/33	1,080	1,216
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/35	2,000	2,615
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	4,432
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/37	3,210	4,171
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	3,000	3,889
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	2,015	2,606
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	1,000	1,275
					610,247
Michigan (3.1%)
	Ann Arbor School District GO	3.000%	5/1/32	5,975	6,936
	Ann Arbor School District GO	3.000%	5/1/33	6,150	7,099
	Ann Arbor School District GO	3.000%	5/1/35	6,525	7,452
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	1,000	1,073
[2]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/26	2,500	2,684
[2]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	2,250	2,734
[12]	East Lansing School District GO	5.000%	5/1/39	1,000	1,242
[12]	East Lansing School District GO	5.000%	5/1/42	2,000	2,471
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/33	1,090	1,318
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/36	1,055	1,267
[12]	Grand Blanc Community Schools GO	5.000%	11/1/30	2,750	3,707
[12]	Grand Blanc Community Schools GO	5.000%	11/1/31	2,920	3,981
[2]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	10,000	11,442
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	25,000	29,571
	Ingham County Building Authority Lease Revenue	3.000%	5/1/35	4,025	4,501
[12]	Jackson MI Public Schools GO	5.000%	5/1/31	1,000	1,284
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	17,330	19,459
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/41	3,300	4,043
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/45	3,000	3,618
	Macomb Interceptor Drain Drainage District	5.000%	5/1/42	8,360	10,226
	Michigan (Environmental Program) GO	4.000%	5/1/29	17,425	20,429
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/45	1,000	1,105
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/50	1,000	1,098
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	6,000	6,916
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	4,000	4,725

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,734
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	8,080	9,759
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	13,500	15,676
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	17,355	20,843
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	8,000	9,588
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	2,345	2,801
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	2,314
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	14,000	17,593
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,475	4,071
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,888
[8]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	0.890%	6/1/24	7,500	7,524
[8]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.940%	6/1/25	2,500	2,509
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	4,000	4,354
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	13,195	15,177
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	6,000	7,435
	Michigan Finance Authority Lease Revenue	4.000%	11/1/55	5,000	5,880
[1]	Michigan Finance Authority Lease Revenue	4.000%	11/1/55	6,000	7,109
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	5,000	5,719
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	3,670	3,923
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	4,652
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	10,070	12,750
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	500	596
[2]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/28	3,000	3,563
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	1,000	1,184
[7]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	2,210	2,514
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	7,500	8,566
[7]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,165	1,320
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/35	1,435	1,885
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	2,245	2,752
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,005	2,413
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	8,000	9,555
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	3,070	3,698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	1,560	1,746
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	10,545	12,690
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	2,100	2,499
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/45	4,900	5,757
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/47	2,000	2,237
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	1,475	1,798
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	2,300	2,448
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/32	1,000	1,064
	Michigan State University College & University Revenue	5.000%	8/15/27	1,060	1,178
	Michigan State University College & University Revenue	4.000%	2/15/44	5,000	5,803
	Michigan State University College & University Revenue	4.000%	2/15/44	9,000	10,528
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.250%	10/15/40	5,500	6,654
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/45	10,000	12,094
	Oakland-Macomb Interceptor Drain Drainage District	4.000%	7/1/31	2,690	3,393
	Rochester Community School District GO	3.000%	5/1/33	1,000	1,115
[12]	Rockford Public Schools GO	5.000%	5/1/44	1,225	1,465
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	8,255	9,250
	Royal Oak MI GO	5.000%	4/1/43	2,600	3,207
[5,12]	Saginaw City School District GO	4.000%	5/1/44	4,000	4,854
	Southfield MI GO	3.000%	5/1/33	1,000	1,123
	University of Michigan College & University Revenue	5.000%	4/1/34	1,000	1,323
	University of Michigan College & University Revenue	5.000%	4/1/35	3,520	4,645
	University of Michigan College & University Revenue	5.000%	4/1/36	2,500	3,289
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/32	625	853
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/33	700	946
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/34	1,000	1,344
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/35	1,250	1,675
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/39	3,000	3,452
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	2,890	3,416
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	2,545	3,106
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/45	5,000	5,861
	Wayne State University College & University Revenue	5.000%	11/15/35	1,100	1,297
	Wayne State University College & University Revenue	5.000%	11/15/38	2,220	2,604
[2,5]	Western Michigan University College & University Revenue	5.000%	11/15/38	300	386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5]	Western Michigan University College & University Revenue	5.000%	11/15/39	385	493
[2,5]	Western Michigan University College & University Revenue	5.000%	11/15/40	325	415
[2,5]	Western Michigan University College & University Revenue	5.000%	11/15/46	2,000	2,623
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/27	3,675	4,547
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/28	3,705	4,571
					504,475
Minnesota (1.3%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	5,537
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/58	6,250	7,378
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	2,200	2,654
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,379
	Hastings Independent School District No. 200 GO	0.000%	2/1/29	3,515	3,152
	Hennepin County MN GO	5.000%	12/15/34	10,675	14,075
	Minneapolis MN GO	3.000%	12/1/34	4,390	4,802
	Minneapolis Special School District No. 1 COP	4.000%	2/1/29	11,120	11,866
	Minneapolis Special School District No. 1 COP	4.000%	2/1/30	11,505	12,253
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/31	3,730	4,269
	Minnesota GO	5.000%	8/1/26	3,000	3,638
	Minnesota GO	5.000%	8/1/27	3,000	3,889
	Minnesota GO	5.000%	10/1/27	2,500	3,256
	Minnesota GO	5.000%	10/1/30	1,640	2,107
	Minnesota GO	5.000%	8/1/34	18,000	21,501
	Minnesota GO	5.000%	8/1/36	4,000	5,309
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/34	500	564
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/35	400	450
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/38	3,895	4,768
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/39	2,415	2,949
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	9,975	11,052
	Moorhead Independent School District No. 152 GO	3.000%	2/1/32	2,110	2,361
	Moorhead Independent School District No. 152 GO	3.000%	2/1/33	2,170	2,409
	Moorhead Independent School District No. 152 GO	3.000%	2/1/34	2,245	2,484
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/29	5,690	5,128
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/42	3,660	4,447
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/47	1,990	2,397
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	7,345
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	10,000	14,974
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/31	2,125	2,380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/32	2,370	2,643
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/33	2,260	2,509
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/34	2,975	3,292
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/35	1,925	2,126
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/36	3,250	3,579
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	6,150
	St. Cloud MN Health, Hospital, Nursing Home Revenue	4.000%	5/1/49	4,000	4,543
[2]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	3,480	3,937
[2]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	5,000	5,993
	University of Minnesota College & University Revenue	5.000%	4/1/36	1,825	2,193
	Virginia Independent School District No. 706 GO	3.000%	2/1/34	2,790	3,097
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	2,465	2,726
					213,561
Mississippi (0.2%)
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/28	1,980	2,379
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	5,175	6,002
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	9,900	11,412
	Mississippi State University Educational Building Corp. College & University Revenue, Prere.	5.250%	8/1/23	2,500	2,818
	University of Southern Mississippi College & University Revenue, Prere.	5.000%	3/1/23	4,490	4,943
	Warren County MS Industrial Revenue	5.375%	12/1/35	4,750	4,925
					32,479
Missouri (1.2%)
[2]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/32	4,425	5,000
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	5,929
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,145	11,543
	Jackson County Reorganized School District No. 7 GO	4.000%	3/1/38	8,000	9,687
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/35	1,570	1,869
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/36	2,500	2,974
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/37	1,315	1,562
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/38	2,500	2,966

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas City MO Special Obligation Revenue	5.000%	9/1/39	3,250	3,571
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	3,201
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	7,996
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40	6,750	7,711
	Little Blue Valley Sewer District Revenue	4.000%	9/1/32	3,370	4,004
	Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	4,068
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	3,380	4,034
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	2,000	2,384
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	6,785	7,964
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	3,130	3,788
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	3,215	3,843
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,500	1,572
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	5,000	5,623
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	5,010	5,582
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	5,515	6,122
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	5,000	6,074
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	12,500	15,115
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/49	7,000	7,897
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	20,000	23,096
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	8,125	9,257
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	2,000	2,243
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	4,670	5,050
[2]	St Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/49	9,500	11,841
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,760	2,194
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/49	1,500	1,857
	University of Missouri College & University Revenue	4.000%	11/1/33	5,000	5,616
					203,233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montana (0.1%)
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	3,540	3,737
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,956
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/34	1,510	1,749
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/35	1,050	1,214
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/36	910	1,049
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,650	3,155
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	9,230	11,126
					23,986
Multiple States (0.1%)
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	3,877	4,570
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.440%	2/1/21	7,855	7,855
					12,425
Nebraska (0.4%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	4,100	5,252
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	2,500	3,591
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	10/1/23	10,000	11,247
[10]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	5/1/25	8,400	9,685
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,250	1,661
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,231
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,000	2,456
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,000	1,222
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/45	2,500	2,845
	Omaha NE Sewer Revenue	4.000%	4/1/36	425	524
	Omaha NE Sewer Revenue	4.000%	4/1/37	375	460
	Omaha NE Sewer Revenue	4.000%	4/1/38	200	244
	Omaha NE Sewer Revenue	4.000%	4/1/39	125	152
	Omaha NE Sewer Revenue	4.000%	4/1/40	100	122
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	1,010	1,278
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/31	10,800	12,535
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	6,000	6,446
					60,951
Nevada (0.6%)
	Clark County NV GO	4.000%	6/1/32	4,000	4,722
	Clark County NV GO	4.000%	12/1/39	23,100	27,327
[2]	Clark County School District GO	4.000%	6/15/32	11,365	13,273
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	15,000	17,969

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/28	425	509
	Las Vegas NV GO	4.000%	9/1/32	8,860	10,072
	Las Vegas NV GO	4.000%	9/1/33	9,220	10,452
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,870	3,531
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	5,000	5,871
	Nevada System of Higher Education College & University Revenue	4.000%	7/1/47	2,570	2,898
[1]	North Las Vegas NV GO	3.000%	6/1/31	1,845	2,019
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/38	1,325	1,560
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/39	1,000	1,174
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/40	1,275	1,493
					102,870
New Hampshire (0.2%)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/22	1,375	1,436
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/22	7,955	8,307
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	10,000	11,602
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/30	1,000	1,174
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/31	705	824
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/32	1,010	1,175
					24,518
New Jersey (3.9%)
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,371
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/43	2,000	2,329
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/48	2,500	2,890
	Essex County NJ GO	2.000%	9/1/46	3,900	3,915
	Essex County NJ GO	2.000%	9/1/48	3,900	3,908
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	7,000	8,341
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	3,500	4,139
	Hudson County NJ GO	3.000%	11/15/31	5,000	5,640
	Mahwah Township NJ GO	0.050%	1/15/33	2,250	1,841
[2]	Maple Shade Township School District GO	3.000%	7/15/35	1,425	1,542
	Mercer County NJ GO	0.050%	2/15/31	5,000	4,284
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/32	400	502
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	3,000	3,278
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	7,500	9,397
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	16,500	21,221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/28	20,000	21,780
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	1,250	1,347
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	2,000	2,382
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	125	147
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	180	211
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	170	199
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	490	572
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	5,000	6,063
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	920	1,059
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	11,659
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,580	1,809
[2]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/31	1,760	2,143
[2]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/32	1,950	2,241
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,365	5,675
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/34	350	388
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,080	2,588
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	650	776
	New Jersey GO	5.000%	6/1/26	6,000	7,381
	New Jersey GO	5.000%	6/1/27	5,900	7,439
	New Jersey GO	5.000%	6/1/28	6,200	7,991
	New Jersey GO	5.000%	6/1/29	1,950	2,557
	New Jersey GO	4.000%	6/1/30	6,050	7,513
	New Jersey GO	4.000%	6/1/31	795	999
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,755	7,109
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,065	3,747
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,600	4,269
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	10,025	11,280
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	3,000	3,551
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	7,335	8,022
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	7,000	7,365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	4,750	5,355
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	8,500	9,264
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	5,000	4,749
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/26	2,000	2,035
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,225	1,480
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	12,000	10,815
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,640	3,174
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,340	5,191
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,940	3,501
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,555	3,042
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	8,311
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,435	2,850
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	8,925	10,205
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	17,000	14,176
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	3,045	3,787
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,620	9,460
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	2,000	1,401
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,920	3,615
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/36	4,120	4,746
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	5,305	6,546
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,795	3,256
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,065	3,563
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/43	7,000	8,628
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/46	2,500	3,019
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/30	1,000	1,263
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/33	3,745	4,665
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/34	2,310	2,870
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	12,000	13,206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	1,925	2,037
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,300	5,822
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,300	6,107
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	10,050	10,878
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	2,250	2,681
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,250	1,550
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,250	1,603
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	6,755	7,966
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	3,250	3,823
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	1,750	2,048
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	7,885	9,555
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	5,000	5,780
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	2,500	3,133
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	2,750	2,848
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	3,750	4,202
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	4,750	5,450
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	6,612
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	1,250	1,556
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	12,000	14,741
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,000	6,121
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,648
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	17,170	20,071
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,000	11,151
[5]	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	5,575	6,702
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	3,420	3,932
[5]	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	6,850	8,127
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,995	15,240
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	18,000	20,844
[1]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	1,000	1,177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,000	2,165
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,000	2,541
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,900	2,407
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	34,385	41,793
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	17,250	20,554
	Toms River Board of Education GO	3.000%	7/15/29	1,500	1,663
	Toms River Board of Education GO	3.000%	7/15/30	1,500	1,651
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,641
	Toms River Board of Education GO	3.000%	7/15/32	1,500	1,629
					644,482
New Mexico (0.7%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	1,525	1,894
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,650	2,029
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/30	1,500	1,960
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/31	2,505	3,250
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/33	6,705	7,827
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/34	9,860	11,496
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	2,137
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	12,010	14,163
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/22	12,025	12,904
[10,14]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	2/1/25	48,065	57,022
					114,682
New York (13.4%)
[2]	Hempstead NY GO	4.000%	4/1/27	6,850	7,882
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue	5.750%	2/15/47	10,755	10,801
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,025	2,519
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,000	2,679
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	2,000	2,286
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	3,250	3,885
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	17,000	19,283
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	1,935	2,303
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	11,530	14,448
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	18,605	23,016
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.125%	11/15/21	2,000	2,079
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	5,250	5,650

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,105	1,295
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,721
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,234
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,255
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,239
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,500	1,921
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,750	2,090
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,400	1,724
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	6,000	6,819
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,305
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	6,030	6,853
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/31	10,000	11,839
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	2,590	3,331
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	2,000	2,329
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	6,000	6,693
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/37	11,105	12,376
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	5,035	5,485
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	5,000	5,368
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	6,760	8,452
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,000	2,295
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	5,445	6,619
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,500	1,873
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	7,000	8,052
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	15,000	16,973
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	17,430	21,866
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	3,000	3,483
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	3,000	3,546
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	2,500	2,574
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	27,500	31,231
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,000	5,557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	11,935	13,264
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	20	25
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	3,640	4,185
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,470
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	12,925	13,312
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	3,000	3,208
[2]	Nassau County NY GO	5.000%	7/1/32	2,740	3,478
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,750	2,995
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/43	5,820	6,431
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	5,475	5,725
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	10,000	10,845
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	4,423
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/53	9,000	9,751
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/23	805	806
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	3,295	3,599
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	2,500	2,912
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	6,000	6,402
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/24	9,670	9,251
[9]	New York City Industrial Development Agency Recreational Revenue PILOT, ETM	0.000%	3/1/22	4,585	4,572
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	10,500	12,351
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	8,500	10,055
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,269
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	5,100	5,432
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	13,000	13,270
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	800	852
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	4,320	5,537
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	5,103
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,010	6,392

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,100	6,498
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	9,550	12,091
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	10,080	10,725
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/37	2,750	2,810
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/39	7,830	9,424
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	10,000	10,825
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	17,055	21,441
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	11,000	15,034
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	2,500	2,731
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	5,000	5,176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	4,315	5,186
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	15,675	19,853
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	11,560	14,543
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,000	3,708
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	7,000	8,346
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	10,000	11,251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	10,000	11,327
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,280	3,950
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	8,000	9,470
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,735	5,631
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	7,000	9,358
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	9,000	10,151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	7,080	8,327
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	2,500	3,043
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	25,790	33,118
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,998
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,060	7,169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,500	6,105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	4,500	5,329
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	6,290	7,434

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	12,641
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	4,530	5,343
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,150	6,563
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	9,373
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	4,685	5,172
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	6,875	8,237
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,871
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	5,020	5,853
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	9,310	9,722
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	10,510	12,174
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	7,000	8,384
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	5,000	5,408
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	10,000	10,794
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/30	5,010	5,863
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/32	10,000	11,686
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	8,180	9,517
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	23,000	26,426
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	8,000	9,755
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	3,500	3,721
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	9,000	9,976
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	5,090	5,857
New York City Water & Sewer System Water Revenue	5.250%	6/15/37	10,000	12,785
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	20,000	23,841
New York City Water & Sewer System Water Revenue	4.000%	6/15/41	8,100	9,768
New York City Water & Sewer System Water Revenue	3.500%	6/15/42	15,000	18,613
New York City Water & Sewer System Water Revenue	5.000%	6/15/45	6,355	6,755
New York City Water & Sewer System Water Revenue	5.000%	6/15/46	5,025	5,954
New York City Water & Sewer System Water Revenue	5.000%	6/15/46	20,080	24,811
New York City Water & Sewer System Water Revenue	4.000%	6/15/48	10,000	11,391
New York City Water & Sewer System Water Revenue	5.000%	6/15/48	4,815	6,250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	7,320	8,557
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	5,000	5,979
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	3,515	4,543
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,865
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	5,130	5,819
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	6,180	2,441
[4]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/41	3,765	3,843
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	10,000	10,058
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	10,000	10,440
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/31	3,000	3,100
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/44	7,550	7,794
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	18,500	19,231
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	10,890	15,893
	New York NY GO	5.000%	8/1/24	4,650	5,408
	New York NY GO	4.000%	8/1/32	5,000	5,807
	New York NY GO	5.000%	8/1/32	2,170	2,813
	New York NY GO	5.000%	10/1/32	2,000	2,637
	New York NY GO	5.000%	8/1/33	1,000	1,290
	New York NY GO	5.000%	10/1/33	1,770	2,322
	New York NY GO	5.000%	4/1/34	7,000	8,819
	New York NY GO	5.000%	12/1/34	16,310	20,045
	New York NY GO	5.000%	10/1/35	5,020	6,235
	New York NY GO	4.000%	8/1/36	7,640	8,737
	New York NY GO	5.000%	8/1/37	8,600	10,413
	New York NY GO	4.000%	10/1/37	5,840	6,984
	New York NY GO	5.000%	10/1/37	5,000	6,169
	New York NY GO	5.000%	8/1/38	8,500	11,157
	New York NY GO	5.000%	10/1/38	2,045	2,630
	New York NY GO	5.000%	12/1/38	14,545	17,710
	New York NY GO	4.000%	8/1/39	970	1,167
	New York NY GO	4.000%	8/1/40	12,340	14,560
	New York NY GO	4.000%	8/1/40	1,795	2,153
	New York NY GO	4.000%	8/1/41	2,360	2,821
	New York NY GO	3.500%	4/1/46	5,110	5,573
	New York NY GO, Prere.	5.000%	8/1/21	1,500	1,537
	New York NY GO, Prere.	5.000%	8/1/21	2,500	2,562
	New York NY GO, Prere.	5.000%	10/1/22	5,120	5,538
	New York NY GO, Prere.	5.000%	10/1/22	5,260	5,689
	New York NY GO, Prere.	5.000%	3/1/23	5,000	5,507
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	10,000	11,902
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/37	330	391
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	4,590
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	26,330	28,586

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	7,030	7,764
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	9,120	9,553
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	7,410	9,093
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	10,000	10,507
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	22,000	22,121
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	9,995	11,504
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	10,000	12,478
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	9,995	12,282
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	3,000	3,592
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	9,605	11,546
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	10,000	12,180
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	2,250	2,352
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	9,000	10,924
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	7,500	8,505
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	19,995	23,354
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	5,000	5,507
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	5,494
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	5,000	5,477
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	20,000	22,792
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	5,000	5,853
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	10,000	11,805
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	12/15/21	5	5
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	6
New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	6
New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	5,465	6,009
New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	5,065	5,541
New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	5,010	6,033
New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/33	3,000	3,600
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	12,373

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	9,530	12,521
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	14,645	19,139
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	4,225	4,829
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	1,300	1,565
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,805	4,776
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,725	13,423
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	6,258
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	22,110	28,045
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	22,030
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	5,000	6,230
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,000	6,234
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	7
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/29	5,860	6,509
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	3,500	3,563
New York State Environmental Facilities Corp. Water Revenue	5.000%	5/15/43	5,000	5,487
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/31	6,285	6,619
New York State Thruway Authority Highway Revenue	4.000%	1/1/37	3,095	3,703
New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,850	4,573
New York State Thruway Authority Highway Revenue	4.000%	1/1/44	1,000	1,178
New York State Thruway Authority Highway Revenue	4.000%	1/1/45	10,000	11,680
New York State Thruway Authority Highway Revenue	4.000%	1/1/50	4,750	5,516
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5,305	6,474
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,835	6,632
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	11,170	12,206
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	10,000	10,925
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	9,000	12,154
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	16,250	20,054
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	2,000	2,663
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	4,000	4,855
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	15,000	19,886

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	15,500	18,728
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	16,000	19,277
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	7,500	8,228
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	18,000	19,663
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	11,000	13,223
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	10,090	12,755
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/47	10,000	10,714
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	5,000	5,353
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	13,000	13,933
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	10,000	10,684
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,690	12,499
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/39	1,910	2,288
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	2,700	3,237
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	4,050	4,897
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	2,000	2,415
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	5,140	6,153
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/37	5,685	6,822
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/38	7,075	8,454
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/39	4,815	5,741
[5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	3,000	3,902
[5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	10,750	12,628
[2]	Suffolk County NY GO	5.000%	5/15/31	4,000	5,473
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	6,725	8,212
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	7,035	8,671
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	8,295	9,760
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	5,780
[8]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, 67% of SOFR + 0.380%	0.387%	11/1/23	260	260
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/36	4,210	5,416
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,500	6,913
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,020	7,313
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	14,510	17,871

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/37	7,500	8,490
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	19,000	22,975
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	12,940	14,423
				2,212,162
North Carolina (1.4%)
Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/32	800	1,077
Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/33	500	621
Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/34	500	619
Buncombe County NC Appropriations Revenue	5.000%	6/1/28	1,500	1,791
Cabarrus County NC Appropriations Revenue	5.000%	4/1/28	1,110	1,358
Cabarrus County NC Appropriations Revenue	5.000%	4/1/30	1,000	1,212
Cabarrus County NC Appropriations Revenue	5.000%	4/1/32	1,825	2,203
Cabarrus County NC Lease (Appropriation) Revenue	4.000%	6/1/34	1,000	1,173
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,035
Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	5,000	5,860
Fayetteville NC Public Works Commission Electric Power & Light Revenue	5.000%	3/1/30	2,445	3,141
Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/31	2,700	3,281
Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/35	810	1,010
New Hanover County NC Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	3,075	3,569
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	2,500	2,934
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	2,575	3,010
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	3,000	3,659
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	4,500	5,321
North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	20,150	23,699
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	29,825	33,097
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,100	1,202
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,100	1,327
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,610	1,938
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,155	1,255
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	3,650	3,728
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	2,500	2,710
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	5,210	6,114
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,515	3,728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,350	1,511
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	3,600	4,300
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/45	10,000	10,755
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	580	617
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/31	12,060	14,379
[5]	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/37	1,250	1,696
[5]	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/38	1,250	1,689
[5]	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/39	755	1,016
[5]	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/40	1,000	1,341
[5]	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/41	1,000	1,336
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	8,125	9,329
[2]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/41	10,000	11,551
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	1,000	1,143
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	7,000	8,638
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	5,000	5,662
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	5.000%	2/1/46	5,000	5,826
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/36	1,130	1,311
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/37	1,105	1,279
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/47	5,350	6,474
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/33	1,750	2,062
	Wake County NC Appropriations Revenue	5.000%	9/1/24	2,035	2,382
	Wake County NC GO	5.000%	4/1/25	1,850	2,221
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/30	1,610	1,891
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/31	1,530	1,791
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/32	2,000	2,334
					225,206
North Dakota (0.1%)
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	4,552
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/53	5,000	5,664
	West Fargo Public School District No. 6 GO	3.000%	8/1/31	3,280	3,655
	West Fargo Public School District No. 6 GO	3.000%	8/1/32	3,380	3,736
	West Fargo Public School District No. 6 GO	3.000%	8/1/36	3,800	4,148
					21,755

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio (4.1%)
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/46	18,000	21,289
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,250	2,633
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,750	4,377
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	7,600	8,850
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	1,300	1,378
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/36	2,560	3,161
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.000%	2/15/22	4,000	4,199
Big Walnut Local School District GO	5.000%	12/1/55	6,000	7,353
Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	2,050	2,353
Brunswick City School District GO, Prere.	5.250%	6/1/23	4,000	4,475
Brunswick City School District GO, Prere.	5.250%	6/1/23	8,200	9,175
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,321
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	950	1,147
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	13,900	14,605
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	20,785	24,134
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	29,200	34,024
Butler County OH Health, Hospital, Nursing Home Revenue	6.375%	4/1/36	5,490	5,546
Butler County OH Health, Hospital, Nursing Home Revenue	5.625%	4/1/41	5,000	5,045
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	8,810	10,442
Cleveland Department of Public Utilities Division of Water Revenue, Prere.	4.000%	1/1/24	1,355	1,506
Cleveland Department of Public Utilities Division of Water Revenue, Prere.	4.000%	1/1/24	1,500	1,667
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	3,510	3,904
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	3,690	4,105
Columbus City School District GO	5.000%	12/1/42	8,000	9,751
Columbus OH GO	4.000%	4/1/30	10,000	11,917
Cuyahoga Community College District GO	4.000%	12/1/34	3,000	3,445
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	12,500	14,382
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/47	10,100	11,358
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	2,875	3,384

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	3,000	3,561
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	13,795	15,654
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	5,000	5,904
	Euclid City School District GO	4.750%	1/15/54	2,685	3,066
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,235	2,577
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	11,975	13,430
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	7,800	8,844
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,380	2,909
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	5,000	8,246
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/33	1,850	2,072
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/34	1,000	1,117
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/35	1,000	1,114
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	500	668
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	300	399
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,575	2,082
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,455	1,917
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	800	1,051
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,660	3,482
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,780	3,628
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,890	3,760
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	27,000	32,709
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	8,330	10,492
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	4,500	7,225
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	4,705	5,478
	Highland Local School District GO, Prere.	5.250%	6/1/23	3,000	3,357
[10]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	11/1/24	10,115	11,900
	Liberty-Benton Local School District GO	4.000%	11/1/44	2,000	2,363
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,395	3,475
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	7,250	8,433
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/21	1,875	1,946
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/21	1,155	1,201
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	935	1,199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	430	581
[5]	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	100	121
[5]	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	494
[5]	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	370	486
[5]	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	225	245
[5]	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	205	245
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,830	3,172
	North Royalton City School District GO	4.000%	12/1/32	600	670
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/36	4,250	5,272
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/37	6,300	7,768
	Ohio Department of Administrative Services COP	5.000%	3/1/28	1,335	1,733
	Ohio Department of Administrative Services COP	5.000%	9/1/28	500	657
	Ohio Department of Administrative Services COP	5.000%	3/1/29	300	399
	Ohio Department of Administrative Services COP	5.000%	9/1/29	500	672
	Ohio Department of Administrative Services COP	5.000%	3/1/30	350	475
	Ohio GO	5.000%	5/1/26	6,310	7,844
	Ohio GO	5.000%	6/15/30	9,070	11,115
	Ohio GO	5.000%	2/1/32	10,000	12,188
	Ohio GO	5.000%	2/1/34	8,540	10,357
	Ohio GO	5.000%	2/1/36	9,885	11,955
	Ohio GO	5.000%	9/1/36	12,030	13,658
	Ohio GO	5.000%	9/1/37	9,650	10,943
	Ohio GO	5.000%	3/1/39	10,000	12,392
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	1,750	1,812
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	14,070	16,543
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	1,500	1,753
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	3,000	3,359
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	4,225	4,618
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	13,390
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	1,500	1,693
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	16,000	17,905
	Ohio State University College & University Revenue	5.000%	6/1/38	7,000	7,702
	Ohio State University College & University Revenue	4.000%	6/1/43	10,000	10,745
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/30	7,570	9,110
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/31	19,600	23,424
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	2,000	2,558

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	20,000	25,499
Union County OH GO	5.000%	12/1/47	2,500	3,033
University of Cincinnati College & University Revenue	4.000%	6/1/37	1,030	1,235
Wickliffe City School District GO	3.250%	12/1/56	10,355	11,028
				675,034
Oklahoma (0.5%)
Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	2,055	2,352
Oklahoma City OK GO	4.000%	3/1/31	3,985	4,732
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/38	5,500	6,647
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/52	7,165	8,600
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	11,595	13,843
Oklahoma State University College & University Revenue	4.000%	9/1/36	375	459
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/35	5,000	5,703
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/36	5,105	5,801
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	5,015	6,045
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	8,890	10,181
Oklahoma Water Resources Board Revenue	2.000%	4/1/35	1,000	1,044
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/30	12,575	14,470
				79,877
Oregon (1.1%)
Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,415	1,669
Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,630	1,917
Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/39	6,000	6,981
Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/43	4,000	4,602
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/33	1,000	1,118
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	605	675
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	1,000	1,114
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,000	5,752
Eugene OR Electric Utility System Electric Power & Light Revenue	4.000%	8/1/31	700	811
Multnomah County OR School District No. 7 Reynolds GO	5.000%	6/15/26	2,225	2,679
Multnomah County School District No. 1 Portland GO	3.000%	6/15/37	2,335	2,644
Oregon (OHSU Project) GO	5.000%	8/1/35	2,040	2,574
Oregon (Q State Project) GO	5.000%	5/1/26	1,000	1,245
Oregon (Q State Project) GO	5.000%	5/1/26	1,435	1,787
Oregon (Q State Project) GO	5.000%	5/1/34	8,790	11,603
Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	8,000	9,984
Oregon GO	5.000%	5/1/26	1,000	1,245
Oregon GO	5.000%	5/1/31	1,000	1,228

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon GO	5.000%	5/1/32	3,010	3,684
	Oregon GO	4.000%	8/1/32	3,000	3,584
	Oregon GO	5.000%	5/1/33	280	362
	Oregon GO	5.000%	6/1/33	390	506
	Oregon GO	5.000%	5/1/34	1,280	1,652
	Oregon GO	5.000%	6/1/34	500	647
	Oregon GO	5.000%	6/1/35	500	645
	Oregon GO	5.000%	5/1/36	1,000	1,284
	Oregon GO	5.000%	6/1/36	685	882
	Oregon GO	5.000%	5/1/37	700	897
	Oregon GO	5.000%	6/1/37	1,560	2,002
	Oregon GO	5.000%	5/1/38	650	831
	Oregon GO	5.000%	5/1/39	5,000	6,030
	Oregon State Facilities Authority College & University Revenue (Reed College Project)	4.000%	7/1/41	4,700	5,412
	Oregon State Lottery Revenue	5.250%	4/1/30	555	559
	Oregon State Lottery Revenue	5.000%	4/1/31	3,670	4,603
	Oregon State Lottery Revenue	5.000%	4/1/32	4,000	5,013
	Oregon State Lottery Revenue	5.000%	4/1/37	6,185	7,671
	Oregon State Lottery Revenue	5.000%	4/1/37	2,500	3,256
	Oregon State Lottery Revenue	5.000%	4/1/39	3,000	3,885
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/29	5,020	6,401
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/30	4,760	6,022
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	3,050	3,641
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/32	9,475	11,251
	Portland OR Sewer System Sewer Revenue	3.000%	3/1/37	11,375	13,087
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/43	750	845
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/48	1,000	1,122
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/53	2,500	2,797
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/46	5,000	5,844
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	7,500	9,576
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/33	2,900	3,631
					177,250
Pennsylvania (5.5%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	5,000	5,697
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	10,000	12,101
	Allegheny County PA GO	5.000%	11/1/28	5,475	6,829
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	3,500	4,007
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	2,375	2,696

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	1,250	1,448
[1]	Altoona Area School District GO	5.000%	12/1/39	2,000	2,372
[1]	Altoona Area School District GO	5.000%	12/1/45	1,500	1,763
[1]	Armstrong School District GO	4.000%	3/15/36	1,165	1,389
[1]	Armstrong School District GO	4.000%	3/15/38	1,120	1,328
[1]	Armstrong School District GO	4.000%	3/15/41	1,200	1,412
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	17,000	17,834
	Centennial School District Bucks County GO	5.000%	12/15/35	1,125	1,485
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,000	3,262
	Cheltenham Township School District GO	5.000%	3/15/41	15,210	17,647
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,490	1,876
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,800	2,100
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,000	6,908
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	4,005	4,836
[1]	Coatesville School District GO	0.000%	10/1/38	2,100	1,128
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,750	2,292
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,930	2,420
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	15	19
[2]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,625	3,057
[2,14]	Commonwealth of Pennsylvania GO	4.000%	8/15/28	15,000	17,390
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	10,000	12,030
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	11,993
	Conestoga Valley School District GO	3.000%	2/1/34	2,050	2,245
	Conestoga Valley School District GO	3.000%	2/1/36	2,175	2,372
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	9,325	10,969
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	2,000	2,344
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/42	5,000	5,246
	Delaware County Authority College & University Revenue	4.000%	12/1/30	1,930	2,220
	Delaware County Authority College & University Revenue	5.000%	8/1/31	825	961
	Delaware County Authority College & University Revenue	5.000%	8/1/32	920	1,069
	Delaware County Authority College & University Revenue	5.000%	8/1/33	2,625	3,043
	Delaware County Authority College & University Revenue	5.000%	8/1/34	2,000	2,310
	Delaware County Authority College & University Revenue	5.000%	8/1/35	2,160	2,491
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	5,000	5,466

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	5,600	6,820
Haverford Township PA GO	3.600%	6/1/43	3,355	3,717
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	13,500	15,654
Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,357
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,155	3,984
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	3,100	3,467
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	2,700	3,068
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	3,550	4,006
Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	4,000	4,515
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/45	5,000	5,560
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	7.000%	12/1/21	2,390	2,525
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	7.000%	12/1/21	3,000	3,170
Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	3,596
Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	6,140	6,538
Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	5,015	5,354
Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	12,000	13,675
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	13,955	15,975
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	3,315	4,393
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,240	2,953
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,000	3,406
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	6,660	7,738
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	1,545	1,833
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	12,000	13,285
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/32	2,750	3,180
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/33	1,555	1,793

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/38	4,500	5,114
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,750	2,053
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	3,500	4,093
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	2,810	3,356
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/45	2,000	2,254
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/50	3,500	4,018
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	13,000	14,753
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere	5.000%	6/15/21	1,000	1,018
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,100	3,276
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,000	3,171
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,500	1,585
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,500	1,585
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,895	3,631
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,600	3,093
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	8,000	9,491
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	13,000	15,133
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	18,000	19,943
	Pennsylvania State University College & University Revenue	5.000%	9/1/27	830	1,039
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,000	1,201
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	3,000	3,604
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	2,005	2,629
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,110	6,251
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	11,325	13,829
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,555	9,182
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,985	2,413
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	4,595	5,584
[2]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	13,000	16,018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,085	1,410
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	11,670	13,312
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,440	3,134
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,200	2,915
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,050	6,251
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	14,955	18,173
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	7,015	9,262
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	7,500	9,874
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	6,312
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	3,385	4,445
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,320	14,479
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,045	5,840
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,400	7,498
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,400	19,192
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	3,600
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	6,000	7,104
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	12,395	14,372
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/45	4,505	5,304
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	8,500	9,979
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	6,500	7,642
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	1,460	1,687
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	12,600	14,738
[3]	Pennsylvania Turnpike Commission Highway Revenue, 4.500% coupon rate effective 12/1/21	0.000%	12/1/34	3,500	3,908
[3]	Pennsylvania Turnpike Commission Highway Revenue, 4.750% coupon rate effective 12/1/21	0.000%	12/1/37	6,000	6,724
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	825	898
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	175	190
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	9,015	10,321
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	7,255	8,351
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,700	1,954
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/34	5,250	6,716

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,480
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/45	6,035	6,823
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	1,000	1,148
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,852
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	5,000	5,770
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/47	6,150	6,737
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,115	1,369
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,150	1,409
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	1,700	2,077
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,600	1,950
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	3,715	4,481
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	3,350	3,941
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	7,000	8,379
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	9,395	9,918
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	5,249
	Philadelphia PA GO	5.000%	8/1/29	5,745	6,817
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	9,000	11,911
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/45	10,500	11,851
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	7,000	8,875
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	6,000	7,777
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	2,180	2,752
[1]	Philadelphia School District GO	5.000%	9/1/25	5,500	6,580
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/35	575	716
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/38	1,100	1,341
[2,8]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	0.690%	6/1/23	2,260	2,265
	Port Authority of Allegheny County Sales Tax Revenue	5.750%	3/1/29	8,000	8,036
[2]	Robinson Township Municipal Authority Water Revenue	4.000%	5/15/47	1,300	1,504
[2]	Robinson Township Municipal Authority Water Revenue	4.000%	5/15/50	3,120	3,598
	Spring Township PA GO	3.000%	11/15/33	1,020	1,136
	Spring Township PA GO	3.000%	11/15/34	1,050	1,166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Spring Township PA GO	3.000%	11/15/35	1,085	1,201
	Spring Township PA GO	3.000%	11/15/36	1,115	1,230
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	10,000	11,852
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	2,645	3,225
[2]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/26	210	265
[2]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	790	966
[2]	Upper Darby School District GO	4.000%	4/1/45	2,400	2,770
	Upper St Clair Township School District GO	3.250%	10/1/35	5,000	5,488
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	4,210	4,721
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	3,000	3,364
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	3,355	4,151
	York County PA GO	4.000%	3/1/35	3,000	3,550
					898,210
Puerto Rico (0.6%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	887	844
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	4,814	4,332
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	15,720	13,408
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	745	587
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	60,517	66,889
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	4,865	5,377
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	315	353
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	1,775	1,988
					93,778
Rhode Island (0.1%)
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/40	165	168
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	10,000	11,417
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	7,294
					18,879
South Carolina (1.6%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/43	5,010	5,423
	Charleston County SC GO	4.000%	11/1/30	5,715	6,938
	Charleston County SC GO	4.000%	11/1/31	6,110	7,389
	Charleston County SC GO	4.000%	11/1/32	6,520	7,851
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/29	2,500	2,903
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/34	725	889
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/30	1,045	1,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,450	1,689
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,165	1,388
	North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/40	7,000	8,304
[10]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	11/1/23	17,690	19,510
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	3,275	3,765
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	2,745	3,140
[9]	Piedmont Municipal Power Agency Miscellaneous Revenue	5.750%	1/1/34	10,000	10,184
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/30	1,500	1,764
	South Carolina GO	5.000%	4/1/32	1,640	2,304
	South Carolina GO	5.000%	4/1/32	430	604
	South Carolina GO	5.000%	4/1/32	770	1,082
	South Carolina GO	5.000%	4/1/32	345	485
	South Carolina GO	5.000%	4/1/33	1,725	2,409
	South Carolina GO	5.000%	4/1/33	450	629
	South Carolina GO	5.000%	4/1/33	810	1,131
	South Carolina GO	5.000%	4/1/33	360	503
	South Carolina GO	5.000%	4/1/34	470	654
	South Carolina GO	5.000%	4/1/34	380	529
	South Carolina GO	5.000%	4/1/35	1,900	2,636
	South Carolina GO	5.000%	4/1/35	270	375
	South Carolina GO	5.000%	4/1/35	890	1,235
	South Carolina GO	5.000%	4/1/35	400	555
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,030	1,300
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	10,000	12,806
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	12,600	14,680
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	8,000	8,999
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/38	5,305	6,164
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/39	1,330	1,609
	South Carolina Public Service Authority Electric Power and Light Revenue Electric Power & Light Revenue	4.000%	12/1/42	6,135	7,326
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	5,095	5,951
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	4,335	5,009
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/46	955	1,099
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	5,295	6,481
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,690	3,348

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	10,350	11,587
South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	1,840	2,062
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	12,750	14,887
South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	10,000	11,480
South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	10,500	12,553
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	12,900	15,672
South Carolina Public Service Authority Water Revenue	5.000%	12/1/26	2,600	2,705
South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,115	1,187
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	5,000	5,601
University of South Carolina College & University Revenue	5.000%	5/1/30	1,870	2,276
University of South Carolina College & University Revenue	5.000%	5/1/31	2,045	2,481
University of South Carolina College & University Revenue	5.000%	5/1/32	2,145	2,592
University of South Carolina College & University Revenue	5.000%	5/1/34	865	1,039
University of South Carolina College & University Revenue	5.000%	5/1/40	9,075	10,768
				269,155
South Dakota (0.2%)
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	9,710	11,112
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,020	3,563
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	10,045	10,720
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/45	1,000	1,161
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	10,525	12,107
				38,663
Tennessee (1.5%)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,520	1,936
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,169
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	1,163
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	1,000	1,145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	2,500	3,092
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	14,005	15,335
	Franklin IN GO	5.000%	3/1/25	1,250	1,495
	Franklin IN GO	5.000%	3/1/25	1,855	2,219
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	3,000	3,679
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,605	3,049
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,500	2,893
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	11,315	12,737
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	6,000	6,992
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,939
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	10,000	12,048
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	7,000	8,515
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	12,660	16,296
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	1,695	2,165
	Shelby County TN GO	3.125%	4/1/32	4,000	4,684
	Shelby County TN GO	3.125%	4/1/33	1,465	1,707
	Sullivan County TN GO	5.000%	12/1/26	3,030	3,844
[10]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	7/1/24	42,715	49,666
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/22	1,025	1,103
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	9,905	10,780
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	3,735	4,188
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,185	7,178
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,160	2,668
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	19,950	24,334
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	8/1/25	6,600	7,611
	Tennessee GO	5.000%	9/1/29	2,500	2,909
	Tennessee GO	5.000%	8/1/30	1,345	1,618
	Tennessee GO	5.000%	9/1/34	700	806
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/37	165	170
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/38	370	379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,500	6,102
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/32	7,000	8,408
	Washington County TN GO	4.000%	6/1/29	3,260	3,835
					243,857
Texas (6.6%)
	Arlington TX GO	5.000%	8/15/26	2,795	3,512
	Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,277
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/41	6,000	6,828
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/48	7,620	9,371
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/48	15,000	16,125
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/31	1,445	1,873
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	1,440	1,852
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/33	2,045	2,615
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/29	3,315	3,958
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	7,140	8,508
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	625	785
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/32	1,000	1,174
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	485	567
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/36	785	966
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/37	535	653
	Austin Independent School District GO	5.000%	8/1/26	1,425	1,725
	Austin Independent School District GO	5.000%	8/1/32	5,370	6,977
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	6,740	8,063
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/46	11,065	13,129
	Austin TX GO	5.000%	9/1/32	1,300	1,518
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,170	4,100
	Belton Independent School District GO	5.000%	2/15/36	2,500	3,056
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/45	7,225	8,254
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	6,000	6,836
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,875	2,350
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	3,100	3,567
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	12,205	13,874
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,500	9,010
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	29,985	27,241
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	7,300	8,297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	7,450	8,477
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	3,000	3,260
[6]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/26	555	538
[6]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/28	50	47
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	3,815	4,101
	Clifton Higher Education Finance Corp. College & University Revenue, Prere.	5.250%	3/1/21	3,000	3,012
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,975	10,720
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46	4,455	5,291
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	5,000	6,411
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/31	5,980	6,736
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	4,520	5,518
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	6,000	7,300
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/37	5,000	5,371
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/38	6,445	6,920
[9]	Dallas TX Miscellaneous Revenue	5.000%	8/15/28	2,125	2,133
	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/50	5,000	5,873
[2]	El Paso County Community College District College & University Revenue	5.000%	4/1/42	5,095	6,024
	El Paso Independent School District GO	4.000%	8/15/33	2,500	2,934
	El Paso TX GO	5.000%	8/15/27	3,625	4,537
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/30	3,545	4,415
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/31	1,120	1,392
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/35	1,750	2,022
	Fort Bend Independent School District GO	5.000%	8/15/33	1,000	1,330
	Friendswood Independent School District GO	4.000%	2/15/32	3,630	4,183
[3]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/35	21,500	25,307
[3]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/36	8,585	10,072
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	12,000	13,626
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	110	141
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/32	105	135
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	1,500	1,868
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	5,000	5,925
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	1,000	1,242
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	1,500	1,857
	Harris County TX GO	5.000%	10/1/26	3,000	3,671
	Harris County TX Highway Revenue	5.000%	8/15/30	665	821
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	2,150	2,478

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,465	1,612
Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	2,790	3,056
Hays County TX GO	4.000%	2/15/31	2,265	2,634
Hays County TX GO	4.000%	2/15/32	3,135	3,658
Hays County TX GO	4.000%	2/15/32	3,820	4,434
Hays County TX GO	4.000%	2/15/33	865	1,005
Hays County TX GO	4.000%	2/15/33	3,320	3,856
Hays County TX GO	5.000%	2/15/42	4,000	4,884
Houston Community College System GO	5.000%	2/15/23	2,920	3,209
Houston Community College System GO	5.000%	2/15/35	3,000	3,890
Houston Community College System GO	4.000%	2/15/36	8,500	9,980
Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	3,000	3,205
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	3,105	3,569
Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	28,600	35,492
Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	3,020	3,715
Houston TX GO	5.000%	3/1/27	13,350	16,374
Humble Independent School District GO	4.000%	2/15/28	10,290	11,685
Lake Travis Independent School District GO	4.000%	2/15/33	1,000	1,181
Lake Travis Independent School District GO	4.000%	2/15/34	1,015	1,196
Lamar Consolidated Independent School District GO	4.000%	2/15/30	10,000	11,386
Lamar Consolidated Independent School District GO	4.000%	2/15/31	5,000	5,686
Lamar Consolidated Independent School District GO	4.000%	2/15/32	6,835	7,762
Laredo College District Combined Fee Revenue GO	5.000%	8/1/30	2,030	2,342
Laredo College District Combined Fee Revenue GO	5.000%	8/1/34	1,500	1,724
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/44	1,250	1,459
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/49	2,250	2,608
Lewisville Independent School District GO	5.000%	8/15/33	3,000	4,016
Lone Star College System GO	4.000%	2/15/29	1,150	1,304
Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	4,605	6,186
Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/34	5,050	6,760
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,500	1,953
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,040	1,350
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,941
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	1,500	1,931
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	1,000	1,282
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/45	5,000	6,437
Lower Colorado River Authority Lease Revenue	5.000%	5/15/30	5,080	5,801
Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	3,460	3,941
Lower Colorado River Authority Lease Revenue	5.000%	5/15/40	5,540	6,434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lubbock TX GO	4.000%	2/15/30	1,250	1,456
	Mainland College GO	4.000%	8/15/44	4,000	4,720
	Mainland College GO	4.000%	8/15/49	10,950	12,831
	Mansfield Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,958
	Missouri City TX GO	4.000%	6/15/32	1,125	1,318
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	1,295	1,463
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	5,040	6,132
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,870	5,247
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	6.500%	1/1/48	10,350	10,880
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,650	1,725
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,667
[2]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	3,670	4,245
[2]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	1,000	1,157
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	5,000	5,672
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/32	4,575	5,499
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	7,500	9,003
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	7,500	8,988
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	10,000	11,711
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,125	3,649
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	5,900	6,356
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,500	10,237
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	6,440	7,959
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	23,900	28,562
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,110	17,848
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	2,000	2,057
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	13,675	14,281
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	14,355	14,991
	Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/23	1,000	1,070
	Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/24	4,325	4,624
	Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/25	4,520	4,830

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/26	2,250	2,400
	Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/27	1,845	1,961
	Pasadena TX GO	4.000%	2/15/32	1,500	1,703
	Round Rock Independent School District GO	4.000%	8/1/30	3,130	3,624
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/22	5,620	6,048
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/23	6,200	6,967
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	3,500	3,836
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,000	6,105
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/25	1,260	1,496
	San Antonio TX GO	4.000%	8/1/31	6,305	7,792
	San Antonio TX GO	4.000%	8/1/33	8,710	10,712
	San Jacinto Community College District GO	5.000%	2/15/29	3,860	4,706
	San Jacinto Community College District GO	5.000%	2/15/30	4,055	4,939
	San Jacinto Community College District GO	5.000%	2/15/31	2,250	2,742
	San Jacinto Community College District GO	5.000%	2/15/32	2,000	2,433
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,500	5,453
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	12,336
	Texas GO	5.000%	8/1/27	2,000	2,426
	Texas GO	4.000%	5/15/32	2,250	2,579
[5]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	130	141
[5]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	160	180
[5]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	150	175
[5]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	140	169
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	2,740	3,021
[5]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	480	593
[5]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	480	607
[5]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	1,355	1,749
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	5,000	5,482
[5]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	1,335	1,754
[5]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	730	975
[5]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	1,065	1,445
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	10	11
[5]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	940	1,293
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,550	1,761

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	6,680	7,880
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,760	3,370
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,490	1,875
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	895	1,071
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,000	1,232
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	500	608
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	4,500	5,459
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	4,665	6,032
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,720	2,078
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	5,820	7,500
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,000	1,201
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	6,000	7,708
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	1,199
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	3,560	4,265
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	1,000	1,195
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	1,000	1,191
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,187
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,165	3,747
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	2,500	2,939
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,000	3,519
Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	1,340	1,476
Texas Transportation Commission Highway Revenue	5.000%	8/1/57	5,750	6,747
Texas Water Development Board Water Revenue	5.000%	4/15/29	3,045	3,945
Texas Water Development Board Water Revenue	5.000%	10/15/30	10,040	12,160
Texas Water Development Board Water Revenue	4.000%	10/15/32	5,045	6,106
Texas Water Development Board Water Revenue	4.000%	10/15/33	12,025	14,831
Texas Water Development Board Water Revenue	4.000%	10/15/34	13,000	16,005
Texas Water Development Board Water Revenue	3.000%	10/15/39	7,245	8,343
Texas Water Development Board Water Revenue	3.000%	10/15/40	6,700	7,680
United TX Independent School District GO	5.000%	8/15/28	2,355	2,828
United TX Independent School District GO	5.000%	8/15/29	2,535	3,041

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Houston College & University Revenue	4.000%	2/15/30	4,610	5,183
University of Houston College & University Revenue	3.000%	2/15/34	10,605	11,955
University of Houston College & University Revenue	4.000%	2/15/37	16,205	18,188
University of North Texas System College & University Revenue	5.000%	4/15/33	3,200	3,706
University of North Texas System College & University Revenue	5.000%	4/15/34	3,000	3,468
University of North Texas System College & University Revenue	5.000%	4/15/36	3,000	3,457
University of Texas System College & University Revenue	5.000%	8/15/49	5,990	9,761
				1,085,573
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/25	2,305	2,757
Central Utah Water Conservancy District Water Revenue	4.000%	10/1/38	3,100	3,817
Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,190	2,690
Park City UT Water Revenue	3.000%	12/15/31	4,875	5,724
Park City UT Water Revenue	3.000%	12/15/32	5,025	5,879
Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/42	2,100	2,576
University of Utah College & University Revenue	4.000%	8/1/33	2,145	2,538
University of Utah College & University Revenue	4.000%	8/1/33	1,000	1,183
University of Utah College & University Revenue	4.000%	8/1/34	1,175	1,387
University of Utah College & University Revenue	4.000%	8/1/35	1,000	1,178
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/38	720	858
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/43	1,150	1,357
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/44	625	759
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/48	1,200	1,407
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/49	1,150	1,387
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	19,723
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	6,215	7,048
Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/50	6,200	7,923
				70,191
Vermont (0.2%)
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/49	10,000	12,744
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	4.000%	11/1/50	10,000	11,667
				24,411
Virginia (1.3%)
Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	1,206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,750	2,105
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,250	1,500
[2]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/41	5,015	5,990
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	5,000	5,733
	Chesterfield County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.125%	1/1/43	1,000	1,008
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/32	1,800	2,095
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/34	1,145	1,330
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/31	3,810	4,445
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	13,032
	Fairfax County VA GO	5.000%	10/1/35	2,735	3,624
	Fairfax County VA GO, Prere.	4.000%	10/1/23	3,000	3,307
	Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,545	2,999
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	10/1/27	1,725	2,244
	Hampton Roads Transportation Accountability Commission Revenue	5.000%	7/1/60	19,000	24,499
	Hampton Roads Transportation Accountability Commission Revenue	5.250%	7/1/60	2,000	2,624
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	700	774
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,500	1,650
	Lexington IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	695	740
	Lexington IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	1,250	1,329
	Loudoun County VA GO	3.000%	12/1/31	7,535	8,630
	Loudoun County VA GO	4.000%	12/1/32	6,900	8,043
	Loudoun County VA GO	4.000%	12/1/33	6,895	8,013
	Richmond VA GO	3.375%	3/1/41	3,000	3,416
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,640	1,743
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	5,500	6,554
	University of Virginia College & University Revenue	5.000%	4/1/45	5,000	5,857
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	2,155	2,662
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	6,000	6,905
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	6,315	7,228
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	2,870	3,255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	6,025
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	6,186
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	2,720	3,068
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	4,000	4,807
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/31	4,425	5,295
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	9,370	12,166
	Virginia Public School Authority Lease Revenue	3.000%	10/1/32	5,455	6,343
	Virginia Resources Authority Lease Revenue	3.000%	11/1/36	2,340	2,660
	Virginia Resources Authority Lease Revenue	3.000%	11/1/37	2,425	2,748
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	1,000	1,193
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	3,750	4,465
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	5,000	5,878
					205,374
Washington (0.7%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	13,840	16,896
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/40	7,000	7,568
	King County WA Sewer Revenue	4.000%	7/1/30	3,300	3,658
	King County WA Sewer Revenue	4.000%	7/1/31	3,320	3,673
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/39	2,475	2,971
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/40	1,555	1,861
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/45	2,000	2,361
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/29	10,870	11,572
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/31	3,260	3,724
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/32	3,425	3,903
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/33	4,545	5,153
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/34	3,665	4,159
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/35	3,240	3,665
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	4/1/29	3,825	4,485
	Seattle WA Municipal Light & Power Electric Power & Light Revenue, Prere.	5.250%	2/1/21	2,000	2,000
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	6,012
	University of Washington College & University Revenue	5.000%	7/1/34	2,000	2,123
[5]	Washington GO	5.000%	6/1/33	2,900	3,921
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	7,500	7,978
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,215	2,254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	5,000	5,301
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/45	1,100	1,268
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/50	1,400	1,605
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/48	2,400	2,479
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/53	2,245	2,312
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/48	4,500	5,106
					118,008
West Virginia (0.4%)
[2]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/41	7,000	8,505
[2]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/46	6,320	7,616
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	8,785
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	2,500	2,825
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	2,500	3,021
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	20,000	22,443
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/30	3,075	3,982
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/21	5,985	6,181
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/30	3,000	3,458
					66,816
Wisconsin (1.2%)
	Milwaukee WI GO	3.000%	4/1/32	4,820	5,273
[2]	Monona Grove WI School District GO	3.000%	5/1/34	2,195	2,515
	Neenah Joint School District GO	3.000%	3/1/31	1,960	2,206
	Neenah Joint School District GO	3.000%	3/1/32	3,735	4,175
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/48	1,530	1,764
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	4,135	4,737
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	9,620	11,232
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/36	2,130	2,443
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/37	2,000	2,291
	Wisconsin GO	5.000%	5/1/31	8,635	10,277
	Wisconsin GO	5.000%	5/1/31	9,450	11,620
[5]	Wisconsin GO	5.000%	5/1/31	1,500	2,073
	Wisconsin GO	5.000%	5/1/32	5,950	7,299
	Wisconsin GO	5.000%	5/1/36	5,000	5,898
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/30	3,260	3,489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/31	1,000	1,138
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,080	1,225
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/33	1,385	1,566
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/34	1,570	1,772
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/41	15,000	17,786
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	5,145	6,429
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,380	2,965
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/34	5,630	6,264
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	5,055	5,615
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	1,440	1,683
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,600	1,864
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	15,000	17,121
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,000	5,811
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	5,000	5,681
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	20,690	21,939
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,778
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	10,000	11,502
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/48	6,120	7,391
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	4,464
					204,286
Wyoming (0.0%)
[5]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	35	43
[5]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	35	42

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	660	716
					801
Total Tax-Exempt Municipal Bonds (Cost $14,254,761)					15,532,507
				Shares
Temporary Cash Investments (5.5%)
Money Market Fund (5.5%)
[16]	Vanguard Municipal Cash Management Fund (Cost $903,263)	0.034%		9,031,556	903,336
Total Investments (99.9%) (Cost $15,158,024)					16,435,843
Other Assets and Liabilities—Net (0.1%)					22,034
Net Assets (100%)					16,457,877
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Step bond.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate value was $110,855,000, representing 0.7% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2021.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by bank letter of credit.
11	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
12	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Securities with a value of $2,313,000 have been segregated as initial margin for open futures contracts.
15	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2021	2,422	304,869	4
Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2021	(334)	(68,376)	3,763
				3,767
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	15,532,507	—	15,532,507
Temporary Cash Investments	903,336	—	—	903,336
Total	903,336	15,532,507	—	16,435,843
Derivative Financial Instruments
Assets
Futures Contracts[1]	358	—	—	358
1	Represents variation margin on the last day of the reporting period.